Lord Abbett

                              Tax-Free Income Fund

                       o National o New York o Texas o New Jersey o Connecticut
                       o Missouri o Hawaii o Washington o Minnesota o California


                      SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED MARCH 31, 1998

                               [GRAPHIC OMITTED]

Portfolios that seek to provide attractive levels of tax-advantaged income

                                     [LOGO]

Report to Shareholders
For the Six Months Ended March 31, 1998

[PHOTO OMITTED]

/s/ Robert S. Dow
----------------------------
Robert S. Dow
Chairman

April 17, 1998

"It is our expectation that municipal supplies will remain strong and that the municipal market will continue to offer good value..."


Lord Abbett Tax-Free Income Fund completed the first half of its fiscal year on March 31, 1998 with aggregate net assets of $2.2 billion, relative to $1.9 billion in assets six months earlier. I am pleased to report that the investment decisions of our management team helped the Fund post impressive returns and consequently perform well relative to competitors for many of its portfolios since the start of the fiscal year. (See inside front cover for net assets and performance of each Series.)

How the Fund Added Value

Using Lord Abbett interest-rate projections to determine allocations between market sectors, your Fund added value through its decision to maintain a high percentage of its holdings (30-35%) in more defensive securities (such as prerefunded and shorter-term, higher-coupon bonds), which performed well amid the lower interest rates of the review period. Following the large drop in Treasury yields during the last quarter of 1997, many issuers "prerefunded" their bonds, leading to an increased overall supply of municipal issues going into 1998. Issuers "prerefund" their bonds when rates decline by issuing newer, lower-yielding debt and using the proceeds to pay off the first bond at its first call date. (The call date is the date upon which an issuer may redeem a bond.) This prerefunding activity led to nearly a 50% higher supply of municipal bonds during the first quarter of 1998 than were available during the same period in 1997.

Overall, credit quality (which evaluates an issuer's ability to repay principal and interest) of U.S. municipal securities remained high, with municipalities enjoying a period of economic strength. Due to the relatively small difference in yield between lower- and higher-rated bonds, we stayed close to the Fund's yield target while maintaining our emphasis on high-quality bonds.

We Plan To "Stay the Course" On Strategy

We are encouraged by the continued high level of credit quality available in the market. In the coming months, we will continue to focus on high-quality bonds, concentrating on call protection (assurance by the issuer that a bond will not be redeemed before a specific date). We are constantly searching for value in the bond market and will attempt to take advantage of any gaps in liquidity to improve overall total returns.

Our outlook through 1998 is for the economy to grow at a rate averaging less than 2 1/2%, with inflation remaining moderate. We remain watchful of the Asian situation and any possible effects on the U.S. market, but believe the unrest overseas will successfully offset domestic concerns regarding the strength of the economy. It is our expectation that municipal supplies will remain strong and that the municipal market will continue to offer good value relative to the Treasury market.

Thank you for including Lord Abbett Tax-Free Income Fund as part of your investment portfolio. We look forward to helping you attain your financial goals in the years ahead.

Fund Facts

All Series managed by Lord Abbett emphasize high quality, call protection and total return potential. Portfolio quality shown as of 3/31/98.

Lord Abbett's Focus on Quality

[These tables were initially represented as pie charts in the printed material]

   National         New York      Connecticut         Missouri           Hawaii
     Series           Series           Series           Series           Series

AAA    54.5%    AAA     67.6%     AAA    61.9%     AAA    64.0%     AAA    76.4%
AA     20.3%    AA      10.6%     AA     14.3%     AA     19.9%     AA      6.0%
A      17.6%    A       12.4%     A      13.9%     A       7.9%     A      13.4%
BBB(1)  7.6%    BBB(1)   9.4%     BBB(1)  9.9%     BBB(1)  8.2%     BBB(1)  4.2%


      Texas       New Jersey       Washington        Minnesota       California
     Series           Series           Series           Series           Series

AAA    48.3%    AAA     72.3%     AAA    67.0%     AAA    55.1%     AAA    75.9%
AA     30.5%    AA       9.3%     AA     21.6%     AA     34.7%     AA     13.6%
A      17.3%    A       11.4%     A       9.2%     A       6.6%     A       8.1%
BBB(1)  3.9%    BBB(1)   7.0%     BBB(1)  2.2%     BBB(1)  3.6%     BBB(1)  2.4%

Lord Abbett's Tax-Free Record and SEC-Required Information as of 3/31/98 for Class A Shares

                                                            National   New York      Texas   New Jersey    Connecticut
                                                           Series(2)  Series(2)     Series       Series        Series
--------------------------------------------------------------------------------------------------------------------------
Date of Inception                                             4/2/84     4/2/84    1/20/87       1/2/91        4/1/91
Net Assets (in millions)                                      $648.3     $293.1      $90.2       $182.9        $121.2
Distribution Rate at Net Asset Value(5)                        4.83%      5.04%      5.08%        4.87%         5.02%
--------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Net Asset Value:
1 Year                                                         11.69%     10.32%     10.84%       10.91%        10.08%
10 Years or Life of Series                                      8.22%      7.78%      8.56%        8.27%(7)      7.75%(7)
30-Day SEC Yield(8)                                            4.39%      4.26%      3.88%        4.08%         4.21%
--------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at the Class A Share
Maximum Offering Price:
1 Year                                                          6.30%      5.10%      5.50%        5.60%         4.80%
5 Years                                                         5.09%      4.18%      5.35%        5.26%         5.01%
10 Years or Life of Series                                      7.70%      7.26%      8.03%        7.54%(7)      7.00%(7)

                                                            Missouri        Hawaii    Washington     Minnesota   California
                                                              Series        Series        Series     Series(3)    Series(2)
------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                            5/31/91      10/28/91       4/15/92      12/27/94      7/15/96(4)
Net Assets (in millions)                                      $142.3         $79.1         $63.5         $13.4        $266.9
Distribution Rate at Net Asset Value(5)                        4.78%         4.67%         4.80%         5.19%         4.76%
------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Net Asset Value:
1 Year                                                        10.13%        11.00%        11.21%        10.37%        10.63%
10 Years or Life of Series                                     7.61%(7)      7.27%(7)      7.81%(7)      8.33%(7)      7.90%
30-Day SEC Yield(8)                                            4.00%         4.10%         4.47%         4.30%         4.11%
------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at the Class A Share
Maximum Offering Price:
1 Year                                                         4.90%         5.80%         5.90%         5.20%         5.40%
5 Years                                                        4.71%         5.06%         5.63%           --          4.24%
10 Years or Life of Series                                     6.84%(7)      6.46%(7)      6.93%(7)      6.73%(7)      7.37%

(1) Includes holdings which are not rated by independent ratings services but are, in Lord Abbett's opinion, of comparable quality.

(2) For specific Class share performance, please see each Series' Financial Highlights (pages 30, 31 and 36).

(3) Returns and yield for the Minnesota Series reflect a voluntary waiver of Lord, Abbett & Co.'s management fee. Absent of this waiver, the Series' returns and yield would have been lower. Lord, Abbett & Co. may revise or terminate this decision at any time.

(4)   Predecessor established 9/3/85.

(5) Dividend Distribution Rate at Net Asset Value: The dividend distribution rate is calculated by dividing the dividends of a class derived by net investment income during a stated period by the net asset value on the last day of the period.

(6) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Alternative Minimum Tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Series.

(7)   Since inception.

(8) 30-Day Yield: The 30-day yield for each class of shares is calculated by dividing annualized net investment income per share during a recent 30-day period by the maximum offering price per share on the last day of that period.

      The results quoted in this summary represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

      The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 4.75%.

      The National, California, and New York Series also offer other classes of shares having varying fees and expenses.

      See Important Information on page 1.

Important Information

As of 3/31/98, no Series of the Fund had more than 16% of its net assets invested in residual interest bonds ("RIBs"), although each portfolio may invest up to 20% of its net assets in such securities. ARIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs give higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 6/30/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.


Statement of Net Assets
NATIONAL SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
Prerefunded 21.01%       Azle TX Indpt Sch Dist Ser A 6% 2/15/2000                         AAA       $ 2,455M      $  2,540,925

                         Chattanooga-Hamilton Co TN Hosp Auth Rev Erlanger Ser B
                         RIBS FSA+ 9.976% 5/25/2021++                                      AAA         3,500M         4,182,500

                         Clermont Co OH Hosp Facs Ser A 7 1/2% 9/1/2019                    AAA           285M           315,638

                         Clermont Co OH Hosp Facs Ser A AMBAC+ 7 1/2% 9/1/2019             AAA           965M         1,032,550

                         Colorado Springs Util Sys 9 7/8% 11/15/2012                       AAA         2,000M         2,310,000

                         Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
                         MBIA+ 7.10% 7/1/2025                                              AAA         1,000M         1,083,750

                         Delaware St Health Facs Auth 8 1/2% 6/1/2016                      AAA         7,500M         8,325,000

                         Fulton Co GA Hosp Auth Rev Ser B MBIA+ 6.60% 10/1/2011            AAA         3,000M         3,348,750

                         Garfield Pitkin & Eagle Co Sch Dist No Re 1 Roarg Fk
                         MBIA+ 6.60% 12/15/2014                                            AAA         1,000M         1,137,500

                         Glendale AZ Ind Dev Auth Ed Facs Rev CNLA+ 7 1/8% 7/1/2020        AAA         1,000M         1,181,250

                         Harris Co TX 6 1/8% 8/15/2020                                     AAA         9,375M        10,464,844

                         Harris Co TX Ser A 7.70% 5/1/2003                                 AAA           415M           431,687

                         Hillsborough Co FL Aviation 6.90% 10/1/2011                       AAA           170M           180,625

                         Indiana Univ Bldg Auth Ser N 10 1/8% 7/1/2010                     AAA           710M           836,025

                         Indians St Ed 6.65% 3/1/2004                                      AAA           860M           978,250

                         Intermountain UT Pwr Auth Ser A 7 3/4% 7/1/2020                   AAA           225M           231,683

                         Kansas City MO Arpt Rev Ser B CGIC+ 6 7/8% 9/1/2014               AAA         2,400M         2,775,000

                         Metropolitan Govt Nashville Wtr & Sewer RIBS AMBAC+
                         8.418% 1/7/2022++                                                 AAA        14,750M        17,183,750

                         Mississippi Hosp Equip & Facs Auth Ser A 8 3/4% 1/1/2016          AAA         1,000M         1,136,250

                         Montgomery AL Med Clinic Bd 7% 3/1/2015                           AAA           445M           478,931

                         New Jersey St Ed Facs Auth Rev BIG+ 6.85% 7/1/2019                AAA           610M           644,312

                         New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev
                         FGIC+ 6 3/4% 6/15/2014                                            AAA           390M           409,500

                         New York NY Ser A 8% 8/15/2021                                    AAA         3,000M         3,405,000

                         New York St Dorm Auth Rev 8 1/8% 7/1/2008                         AAA         1,500M         1,545,900

                         New York St Dorm Auth Rev Cons Ser D 8 1/8% 7/1/2008              AAA         2,500M         2,573,525

                         New York St Med Care Facs Fin Agy Rev Ser A 8% 2/15/2027          AAA         1,990M         2,044,924

                         Ohio St 6.20% 8/1/2013                                            AAA           750M           847,500

                         Philadelphia PA Wtr & Sewer Rev 7% 8/1/2018                       AAA         3,415M         3,713,812

                         Plano TX Indpt Sch Dist FGIC+ 8 5/8% 2/15/2002                    AAA         1,000M         1,120,000

                         Puerto Rico Commonwealth 8% 7/1/2007                              AAA           375M           385,953

                         Puerto Rico Commonwealth Hwy 6 5/8% 7/1/2018                      AAA           372M           413,717

                         Puerto Rico Commonwealth Hwy Auth Rev Ser S 6 1/2%
                         7/1/2022                                                          AAA           150M           166,125

                         Puerto Rico Elec Pwr Auth RIBS FSA+ 8.473% 7/1/2023++             AAA         2,500M         2,903,125

                         Puerto Rico Elec Pwr Auth Ser D 7 1/8% 7/1/2014                   AAA         2,255M         2,373,387

                         Raleigh NC Pkg Fac Lease Ctfs Part Rpda Prjt 6 3/4%
                         1/1/2012                                                          AAA         6,095M         6,491,175

Statement of Net Assets
NATIONAL SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Ringgold PA Sch Dist FSA+ 6 1/4% 2/1/2022                         AAA       $ 1,550M      $  1,722,439

                         Spartanburg SC Wtr Wks Rev FGIC+ 6 1/8% 6/1/2026                  AAA         5,000M         5,637,500

                         Springfield IL Wtr Rev 6 1/2% 3/1/2015                            AAA           500M           521,845

                         St Louis MO Land Clearance Rev 7 3/4% 7/1/2021                    AAA         7,120M         7,912,100

                         Tacoma WA Elec Sys Rev RIBS AMBAC+ 9.043% 1/2/2015++              AAA        13,900M        16,158,750

                         Uintah Co UT Poll Ctrl Rev 84-F-2 10 1/2% 6/15/2014               AAA         1,000M         1,185,000

                         Virginia St Transn Brd Transn Contract Rev 6 3/8%
                         5/15/2020                                                         AAA         1,500M         1,678,125

                         Washington St Pub Pwr Supply 6 7/8% 7/1/2017                      AAA         3,500M         3,845,625

                         Weber Co UT Muni Bldg Auth Lease Rev 7 1/2% 12/15/2019            AAA         3,000M         3,600,000

                         Western MI Univ Revs Gen FGIC+ 6 1/8% 11/15/2022                  AAA         4,325M         4,741,280

                         Total                                                                                      136,195,527
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Georgia St Ser C 6 1/4% 8/1/2013                                  Aaa           300M           346,500
State 0.76%
                         Nevada St Muni Bd Bk Prjt No 52-Ser A 6% 5/15/2021                 AA           700M           750,750

                         New York St Ser B 6% 8/15/2018                                      A           200M           214,000

                         Oregon St Veterans Welfare-Ser 76A 6.05% 10/1/2028                 AA         1,100M         1,186,625

                         Texas St Ser A AMT+++ 6.30% 6/1/2014                               AA           270M           279,112

                         Texas St Wtr Dev Bd 7.15% 8/1/2035                                 AA         1,915M         2,173,525

                         Total                                                                                        4,950,512
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Alief TX Indpt Sch Dist 4% 2/15/2018                              AAA         2,300M         1,949,250
Local 7.65%
                         Anne Arundel Co MD 6.30% 8/1/2014                                  AA         2,510M         2,779,825

                         Anne Arundel Co MD 6.30% 8/1/2015                                  AA         2,510M         2,779,825

                         Anne Arundel Co MD 6.30% 8/1/2023                                  AA           505M           556,130

                         Atlanta GA 6 1/8% 12/1/2023                                        AA         1,250M         1,365,625

                         Atlanta GA Ser A 6.10% 12/1/2019                                   AA         2,495M         2,716,431

                         Colorado Springs CO Sch Dist 1 MBIA+ 5% 12/1/2017                 AAA         1,000M           973,750

                         Colorado Springs CO Sch Dist No 11 MBIA+ 5% 12/1/2013             AAA           500M           493,125

                         Cranston RI MBIA+ 6.10% 6/15/2015                                 AAA           500M           547,500

                         Fayette Co GA Sch Dist 6 1/8% 3/1/2015                             Aa         1,000M         1,087,500

                         Highlands Ranch Met Dist 3 RF-B-CO 5 1/8% 12/1/2012                 A           500M           496,250

                         Kilmarnock VA 6 1/4% 3/1/2027                                     BBB*        1,430M         1,505,075

                         Montgomery Co PA 5.40% 9/15/2018                                  Aaa         1,200M         1,237,500

                         Montgomery Co PA 5.45% 9/15/2022                                  Aaa         2,305M         2,368,387

                         North Providence RI MBIA+ 6 1/8% 7/1/2016                         AAA         1,410M         1,563,338

                         Riverside VA Regl Jail Auth MBIA+ 6% 7/1/2025                     AAA         7,000M         7,568,750

                         Taylor IN Co Sch Corp AMBAC+ 5 1/8% 1/15/2019                     AAA         1,600M         1,572,000

                         University City MO Sch Dist MBIA+ 10% 2/15/2008                   AAA         2,250M         3,195,000

                         Venus TX Indpt Sch Dist Zero Coupon 8/15/2027                     AAA         1,030M           207,287

                         Wayne Twp IN Marion Co Sch Bldg Corp 5 1/2% 1/15/2022               A        14,435M        14,615,437

                         Total                                                                                       49,577,985
-------------------------------------------------------------------------------------------------------------------============
Education 11.66%         Arkansas St Student Loan Auth Rev Ser B AMT+++ 7 1/4%
                         6/1/2009                                                            A         3,500M         4,025,000

                         Boise Univ Ref-Std Fee-ID FSA+ 5% 4/1/2023                        AAA         2,000M         1,950,000

                         Connecticut St Higher Ed Supplemental Loan Auth Ser A
                         AMT+++ 7 3/8% 11/15/2005                                            A            75M            77,438

                         District of Columbia Rev MBIA+ 7.15% 4/1/2021                     AAA         1,000M         1,048,220

                         District of Columbia Rev LINK 9.065% 4/25/2022++                    A         4,000M         4,615,000

                         District of Columbia Rev Ref Georgetown Univ A MBIA+ 6%
                         4/1/2018                                                          AAA         1,000M         1,078,750

                         District of Columbia Rev CNLA+ 6.45% 10/1/2023                    AAA         5,250M         5,755,313

                         District of Columbia Rev Howard Univ 7.15% 4/1/2021                 A         3,350M         3,508,522

                         Indiana St Ed 6.65% 3/1/2019                                      AAA        10,740M        12,082,500

                         Johnson Co KS Comm College Student Commons & Pkg MBIA+
                         5.05% 11/15/2021                                                  AAA         1,000M           991,250

Statement of Net Assets
NATIONAL SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Massachusetts St Health & Ed Facs Auth Rev CNLA+ 6%
                         7/1/2023                                                          AAA       $ 1,175M      $  1,246,969

                         Missouri St Health & Ed Facs Auth 4 3/4% 11/15/2037                AA         4,000M         3,700,000

                         Missouri St Health & Ed Facs Auth Rev AMBAC+ 6 1/2%
                         2/1/2016                                                          AAA         1,000M         1,082,500

                         Montgomery Co MD Economic Dev Rev 5.60% 11/1/2018                 BBB           500M           506,875

                         Montgomery Co MD Economic Dev Rev 5.60% 11/1/2022                 BBB           300M           303,750

                         New Jersey Economic Dev Sch Rev 7% 5/1/2020                       BBB*        1,000M         1,062,500

                         Pennsylvania St Higher Ed RIBS AMBAC+ AMT+++ 8.31%
                         3/1/2022++                                                        AAA         3,000M         3,423,750

                         Pennsylvania St Higher Ed MBIA+ 5 5/8% 12/1/2027                  AAA         1,000M         1,041,250

                         Private Colleges & Univ Facs Auth GA Rev 6.40% 10/1/2023           Aa           310M           335,575

                         Rhode Island St Health & Ed Bldg Corp 6% 9/1/2025                  Aa         7,465M         8,090,194

                         Richland Co SC Ed Facs Rev 5 1/8% 1/1/2028                         AA         3,235M         3,129,863

                         Roanoke Ind Holloms -VA 5 1/4% 3/15/2023                            A           500M           490,625

                         Rockingham Co VA Ind Dev Auth Rev 6% 10/1/2023                    Baa           360M           371,700

                         S M Ed Bldg Corp Rev MS AMBAC+ 5.30% 3/1/2027                     Aaa           390M           390,975

                         Santa Fe NM Ed Facs Rev Ser A 5 1/2% 10/1/2028                    BBB           475M           466,688

                         Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                     A           590M           627,613

                         University MO Health Facs Rev AMBAC+ 5.60% 11/1/2026              AAA         1,890M         1,979,775

                         University MO Univ Revs 5 1/2% 11/1/2021                           AA         4,000M         4,150,000

                         University Northn CO Rev MBIA+ 5.60% 6/1/2024                     AAA         1,000M         1,046,250

                         University NM Tech Dev Corp Lease Rev/Univ Ctr Res Pk
                         Prjt MBIA+ 6.55% 8/15/2025                                        AAA         1,410M         1,584,487

                         Vermont Ed & Health Bldgs Fin Agy 6% 11/1/2013                     AA         1,450M         1,575,063

                         Vermont Ed & Health Bldgs Fin Agy Rev 7.05% 10/1/2016               A         2,000M         2,217,500

                         Virginia St Pub Sch Auth Ser A 6.20% 8/1/2014                      AA         1,500M         1,648,125

                         Total                                                                                       75,604,020
-------------------------------------------------------------------------------------------------------------------============
Finance 2.63%            Cumberland Co NC Ctf Civic Ctr Ser A AMBAC+ 6.40%
                         12/1/2019                                                         AAA         2,800M         3,118,500

                         Cumberland Co NC Ctf Ser A AMBAC+ 6.40% 12/1/2024                 AAA           500M           556,875

                         Delaware Valley PA Reg Fin Auth Loc Govt Rev Ser C
                         AMBAC+ 7 3/4% 7/1/2027                                            AAA         1,000M         1,403,750

                         Dinwiddie Co VA Ind Dev 6% 2/1/2018                               BBB*          650M           681,687

                         Indiana Bd Bk Rev Guarantee/St Revolving Fd PG
                         Ser A 6 3/4% 2/1/2017                                             AAA           500M           563,125

                         Indianapolis IN Loc Pub Imp Ser D 6 1/2% 2/1/2022                  AA         3,250M         3,254,778

                         Iowa St Fin Auth Rev 6 1/4% 5/1/2024                                A         3,400M         3,714,500

                         St Louis MO Fin Corp Leasehold Rev Ser A AMBAC+ 6%
                         2/15/2021                                                         AAA         3,500M         3,775,625

                         Total                                                                                       17,068,840
-------------------------------------------------------------------------------------------------------------------============
Health and Hospital      Armstrong Co PA Hosp Auth Health Ctr Rev MBIA+ 6 1/2%
13.30%                   12/1/2021                                                         AAA         2,795M         2,980,169

                         Augusta Co VA Ind Dev Auth Hosp Rev AMBAC+ 6 5/8% 9/1/2012        AAA           925M         1,012,875

                         Connecticut St Health & Ed/Waterbury Hosp Ser B FSA+ 7%
                         7/1/2020                                                          AAA         1,000M         1,076,250

                         Connecticut St Health Ed/William W Backus Hosp Ser D
                         AMBAC+ 5 3/4% 7/1/2027                                            AAA           500M           526,250

                         Connecticut St Health & Ed Facs Auth Rev AMBAC+ 6%
                         11/1/2022                                                         AAA         2,800M         3,010,000

                         Cumberland Co PA Mun Auth 6.80% 11/15/2014                        Baa         1,200M         1,324,500

                         Fredrick Co MD Retirement Comm Rev 6% 1/1/2024                    BBB*          750M           747,188

                         Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs
                         Southeast GA MBIA+ 6% 8/1/2016                                    AAA           500M           543,125

                         Greenville SC Hosp Sys Hosp Facs Rev Ser B 5 1/4% 5/1/2023         Aa           540M           541,350

                         Harris Co TX Health Facs Dev Corp Hosp Rev FSA+ 5 1/8%
                         6/1/2022                                                          AAA         2,550M         2,492,625

                         Harrison Co WV Bldg Comn Rev AMBAC+ 5 1/4% 4/1/2028               Aaa         2,500M         2,465,625

                         Hawaii St Dept Bdg & Fin/St 5.35% 7/1/2018                        BBB           700M           690,375

                         Illinois Health Facs Auth Rev Alexian Brothers Med
                         Ctr Prjt FSA+ 7 1/8% 1/1/2021                                     Aaa         4,860M         5,291,325

                         Indiana Co PA Hosp Auth Rev 7 1/8% 7/1/2023                         A         1,500M         1,655,625

Statement of Net Assets
NATIONAL SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Indiana Health Fac Fing Auth Hosp Rev 5 1/4% 2/15/2022            BBB       $ 1,700M      $  1,653,250

                         Iowa Fin Auth Rev Ser V 5 1/4% 8/15/2021                           AA         4,510M         4,526,913

                         Kentucky Economic Dev Fin Auth Rev MBIA+ 6% 7/1/2027              AAA         1,000M         1,097,500

                         Kershaw Co SC Hosp Facs Rec 8% 9/15/2017                          Baa         1,435M         1,528,275

                         Louisiana Pub Fin Auth Hosp RIBS FSA+ 6.767% 7/22/2024++          AAA         6,700M         6,792,125

                         Lucas Co OH Hosp Rev MBIA+ 5 1/4% 8/15/2022                       AAA           500M           495,625

                         Mckeesport PA Hosp Auth Rev 6 1/2% 7/1/2008                       Baa         1,875M         1,994,531

                         Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                         6 3/4% 12/1/2013                                                    A         1,000M         1,101,250

                         Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                         MBIA+ 6 3/4% 8/15/2014                                            AAA         1,300M         1,392,625

                         Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                         6.90% 12/1/2022                                                     A           700M           776,125

                         Missouri St Health & Ed Facs Rev/SSM Health Care Ser AA
                         MBIA+ 6 1/4% 6/1/2016                                             AAA         3,125M         3,371,094

                         Montgomery AL Med Clinic Bd Unrefunded Balance 7%
                         3/1/2015                                                            A         1,305M         1,381,669

                         New Jersey Health Care Facs Fin Auth Rev/St Peters Med
                         Ctr MBIA+ 8.60% 7/1/2017                                          AAA           400M           409,040

                         New Jersey Health Care Facs Ser A MBIA+ 6 5/8% 7/1/2010           AAA           250M           262,812

                         New York St Med Care Facs Fin Agy Rev Ser A 8 7/8%
                         8/15/2007                                                           A         1,105M         1,131,244

                         New York St Mtge Agy Rev Zero Coupon 10/1/2014                     Aa         4,950M         1,043,361

                         Norfolk VA Ind Dev Auth Rev Hosp/Childrens Hosp Kings Grp
                         AMBAC+ 6 1/2% 6/1/2021                                            AAA         1,150M         1,236,250

                         Philadelphia PA Hosp & Higher Ed Facs Auth Hosp 6.20%
                         5/1/2011                                                          BBB         3,000M         3,157,500

                         Plantation FL Health 5 1/8% 12/1/2022                               A           300M           292,125

                         Plymouth MN Health Facs Rev FSA+ 6 1/8% 6/1/2024                  AAA         4,000M         4,310,000

                         Rhode Island St Health & Ed Bldg Corp Rev 6 1/4% 8/15/2022        BBB*        1,000M         1,045,000

                         Rochester MN Health Care Ser H RIBS 8.23% 11/15/2015++             AA         9,350M        10,764,187

                         Skagit Co WA Pub Hosp Dist No 304 Hosp Rev FSA+ 5 3/4%
                         12/1/2011                                                         Aaa         2,290M         2,456,025

                         Washington St Health Care Facs Auth 5% 8/15/2021                   AA         1,000M           960,000

                         Winchester VA Indl Dev Auth Residential Care Fac 5 3/4%
                         1/1/2027                                                          BBB*        1,400M         1,387,750

                         Wisconsin Health & Ed Facs Auth Rev MBIA+ 6 1/2% 8/15/2011        AAA         1,140M         1,231,200

                         Wisconsin St Health & Ed Facs Auth Rev 7 7/8% 11/1/2022           BBB*        3,275M         3,782,625

                         Wisconsin St Health & Ed Facs Auth Rev 5 5/8% 12/15/2022          BBB*        1,750M         1,756,562

                         Wisconsin St Health & Ed Facs Auth Rev MBIA+ 5 3/4%
                         3/1/2027                                                          AAA           500M           524,375

                         Total                                                                                       86,218,320
-------------------------------------------------------------------------------------------------------------------============
Housing 13.94%           Alaska St Hsg Fin Corp AMT+++ 5 3/4% 6/1/2024                     AAA         6,090M         6,257,475

                         Arlington Co VA Ind Dev Auth Multi-Fam Rev Hsg Mtge 6.30%
                         7/1/2016                                                            A           500M           537,500

                         Arlington Co VA Ind Dev Auth Multi-Fam Rev Hsg Mtge 8%
                         7/1/2015                                                          BBB*          890M           916,700

                         Bellingham WA Hsg Auth MBIA+ 5.20% 11/1/2027                      Aaa         3,215M         3,170,794

                         Bexar Co TX Hsg Fin Corp GNMA+ AMT+++ 8.20% 4/1/2022              AAA           770M           806,290

                         California St 5.45% 12/1/2028                                       A         1,000M         1,002,500

                         Clayton Co GA Hsg Auth Multi-Fam Hsg Rev FSA+ 5.70%
                         7/1/2023                                                          AAA         1,000M         1,028,750

                         Colorado Hsg & Fin Auth Ser A AMT+++ 6.65% 10/1/2028               AA         2,385M         2,572,819

                         Colorado Hsg & Fin Auth Ser A AMT+++ 6.80% 10/1/2037               AA         2,360M         2,542,900

                         Colorado Hsg & Fin Auth Ser C FHA+ 8 3/4% 9/1/2017                 AA           105M           106,050

                         Connecticut St Hsg Fin Auth 6.20% 5/15/2017                        AA           410M           434,088

                         Connecticut St Hsg Fin Auth AMBAC+ 5 5/8% 6/15/2027               AAA         1,000M         1,033,750

                         Connecticut St Hsg Fin Auth Ser A Sub Ser A-2 FHA+ AMT+++
                         7.20% 11/15/2008                                                   AA           480M           514,200

                         De Kalb Co Hsg Auth FSA+ AMT+++ 7.15% 1/1/2025                    AAA         1,430M         1,585,513

                         East Baton Rouge LA Mtge Fin Auth Sing Fam Rev Zero
                         Coupon 10/1/2030                                                  Aaa        10,000M         1,612,500

                         Fulton Co GA Hsg Auth Multi-Fam Hsg Rev AMT+++ 6 3/8%
                         1/1/2027                                                            A         2,900M         3,074,000

Statement of Net Assets
NATIONAL SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Georgia St Hsg & Fin Auth Rev AMT+++ 5.85% 12/1/2028               AA        $  500M      $    516,250

                         Georgia St Hsg & Fin Auth Rev A Sing Fam Mtge A Sub Ser
                         A-2 AMT+++ 6.45% 12/1/2027                                         AA           210M           227,063

                         Georgia St Hsg & Fin Auth Rev Ser A Sub Ser A-2 AMT+++
                         6.40% 12/1/2015                                                    AA         2,000M         2,152,500

                         Georgia St Hsg & Fin Auth Rev Sing Fam Mtge-B-Sub Ser B-2
                         FHA+ AMT+++ 6.55% 12/1/2027                                        AA         2,000M         2,160,000

                         Idaho Hsg Agy Ser F AMT+++ 7.45% 7/1/2015                         Aaa         1,185M         1,293,131

                         Illinois Hsg Dev Auth FHA+ AMT+++ 7.10% 12/1/2034                 AAA         1,500M         1,642,500

                         Illinois Hsg Dev Auth Fam Hsg/Lawndale FHA+ AMT+++ 6.80%
                         12/1/2016                                                         AAA         1,000M         1,093,750

                         Indiana St Hsg Fin Auth Ser D GNMA+ 7.80% 1/1/2022                Aaa           940M           979,950

                         Jefferson Co KY Multi-Fam Rev 8 1/4% 5/1/2010                      NR**         400M           240,000

                         Kentucky Hsg Corp Hsg Rev Ser B AMT+++ 6.10% 7/1/2016             AAA         1,205M         1,278,806

                         Kentucky Hsg Corp Hsg Rev Ser D-1 FHA+ AMT+++ 6.80%
                         1/1/2024                                                          AAA           460M           491,050

                         Maine St Hsg Auth Mtge Pur Ser A-2 AMT+++ 6 3/4%
                         11/15/2035                                                         AA           130M           140,400

                         Marion Co OR Hsg Auth Rev Sr Hsg/Elliott Residence
                         GNMA+ AMT+++ 7 1/2% 10/20/2037                                    AAA         2,170M         2,424,975

                         Maryland Sing Fam Mtge FHA/VA+ AMT+++ 7.85% 4/1/2029               Aa           785M           825,231

                         Maryland St Comm Dev Admin Dept Hsg & Comm Dev
                         AMT+++ 5 1/2% 7/1/2021                                             Aa           350M           352,625

                         Maryland St Comm Dev Admin Sing Fam 7th Ser AMT+++ 7.30%
                         4/1/2025                                                           Aa           495M           537,075

                         Massachusetts Hsg Fin Auth AMT+++ 8.10% 6/1/2020                   Aa         1,300M         1,330,914

                         Massachusetts St Hsg Fin Agy MBIA+ AMT+++ 5 1/2% 12/1/2030        AAA         2,000M         2,002,500

                         Massachusetts St Hsg Fin Agy Hsg Rev Rental-Mtge Ser A
                         AMBAC/FHA+ AMT+++ 7.35% 1/1/2035                                  AAA         1,455M         1,620,506

                         Massachusetts St Hsg Fin Agy Hsg Ser 29 AMT+++ 6 3/4%
                         6/1/2026                                                           Aa         1,525M         1,654,625

                         Michigan St Hsg Dev Auth AMT+++ 6.20% 6/1/2027                     AA         2,500M         2,603,125

                         Minneapolis St Paul MN Hsg Fin Bd Rev FNMA+ AMT+++ 6 1/4%
                         11/1/2030                                                         AAA         1,000M         1,088,750

                         Missouri St Hsg Dev Comm GNMA+ AMT+++ 7 3/8% 8/1/2023             AAA           615M           654,206

                         New Hampshire St Hsg Fin Auth Sing Fam Ser D AMT+++
                         5.90% 7/1/2028                                                     Aa         5,000M         5,181,250

                         New Jersey St Hsg & Mtge Fin Agy Ser B MBIA+ AMT+++ 7.90%
                         10/1/2022                                                         AAA         5,350M         5,626,702

                         North Carolina Hsg Fin Agy Amt-Sing Fam Rev-Ser BB
                         AMT+++ 6 1/4% 3/1/2012                                             Aa         1,275M         1,364,250

                         North Dakota St Hsg Fin Agy Rev Ser B AMT+++ 5.85%
                         7/1/2028                                                           Aa         2,500M         2,584,375

                         Ohio Hsg Fin Auth Ser C GNMA+ AMT+++ 7.85% 9/1/2021               AAA           480M           511,800

                         Radcliff KY Hsg Auth 8 1/4% 5/1/2010                               NR**         330M           198,000

                         Seattle WA Hsg Auth Low Income Hsg Assistance Rev
                         GNMA+ 7.40% 11/20/2036                                            AAA         3,892M         4,412,555

                         Shelby Co TN Health Ed & Hsg Facs Brd Rev 6% 7/1/2028               A           400M           414,000

                         South Dakota Hsg Dev Auth Ser F AMT+++ 5.80% 5/1/2028             AAA         3,870M         3,981,263

                         Tennessee Hsg Dev Agy Mtge Ser A AMT+++ 7 1/8% 7/1/2026             A         2,930M         3,197,363

                         Utah St Hsg Fin Agy Sing Fam Ser A-2 FHA+ AMT+++ 7 3/4%
                         1/1/2023                                                          AAA           215M           227,363

                         Vermont Hsg Fin Auth Ser B FHA/VA+ AMT+++ 8.10% 6/1/2022            A         1,645M         1,697,706

                         Virginia St Hsg Dev Auth 7.10% 1/1/2022                            Aa         5,100M         5,431,500

                         Wyoming Co Dev Auth Hsg Rev 6.35% 6/1/2029                         AA           995M         1,062,163

                         Total                                                                                       90,396,051
-------------------------------------------------------------------------------------------------------------------============
Industrial Revenue       Brunswick & Glynn Co GA Dev Auth Rev AMT+++ 5.55%
Bonds 3.34%              3/1/2026                                                          Baa         1,000M         1,001,250

                         Butler AL Ind Bd Solid Waste Disp Rev/James River Corp
                         AMT+++ 8% 9/1/2028                                                BBB         1,500M         1,732,500

                         Connecticut St Dev Auth/Pfizer Inc Prjt AMT+++ 7%
                         7/1/2025                                                          AAA         2,500M         2,881,250

                         Gulf Coast Waste Disp Auth TX Rev AMT+++ 5.60% 12/1/2031          BBB         1,000M         1,000,000

                         Henrico Co VA Ind Dev Auth Rev 7 1/8% 8/1/2021                     AA         3,095M         3,597,938

                         Hillsborough Co FL Ind Dev Auth Rev Tampa Elec Prjt 8%
                         5/1/2022                                                           Aa         2,955M         3,446,269

                         Michigan St Strategic Fd Ltd AMT+++ 5 3/4% 10/1/2022                A         2,750M         2,911,563

Statement of Net Assets
NATIONAL SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Missouri St Environmental Imp & Energy Rev/Union Elec
                         Ser A 7.40% 5/1/2020                                               AA       $ 1,000M       $ 1,080,000

                         New York St Energy Res & Dev Auth Rev MBIA+ AMT+++
                         5.95% 9/1/2033                                                    AAA         3,000M         3,146,250

                         Texas City TX Ind Dev Corp Marine Term Rev/ARCO 7 3/8%
                         10/1/2020                                                           A           650M           838,500

                         Total                                                                                       21,635,520
-------------------------------------------------------------------------------------------------------------------============
Miscellaneous 4.87%      Buncombe Co NC Ctfs Partn 6 5/8% 12/1/2010                          A         3,750M         4,110,937

                         Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev
                         MBIA+ 5 5/8% 10/1/2026                                            AAA         1,250M         1,376,562

                         George L Smith II GA World Congress Ctr Auth Rev
                         MBIA+ AMT+++ 5 1/2% 7/1/2020                                      AAA         3,000M         2,902,500

                         Harnett Co NC Ctfs Partn AMBAC+ 6.20% 12/1/2009                   AAA         2,900M         3,208,125

                         Idaho St Bldg Auth Bldg Rev MBIA+ 4 3/4% 9/1/2025                 AAA         1,245M         1,171,856

                         Puerto Rico Commonwealth Infrastructure Fing Auth Spl
                         AMBAC+ 5% 7/1/2028                                                AAA         1,500M         1,454,400

                         St Louis Co MO Ind Dev Rev Arena Prjt AMT+++ 7 7/8%
                         12/1/2024                                                         BBB*        3,500M         3,871,875

                         Teller Co C0 Ctfs Partn 5 7/8% 12/1/2024                            A         1,000M         1,038,750

                         Webb Co TX Ctfs Partn Ser A 5 1/4% 10/1/2022                       AA         1,150M         1,132,750

                         Wisconsin Ctr Dist WI Tax Rev RIBS 7.476% 12/15/2027++              A        10,500M        11,313,750

                         Total                                                                                       31,581,505
-------------------------------------------------------------------------------------------------------------------============
Pollution Control        Burke Co GA Dev Auth Poll Ctrl Rev MBIA+ 6.60% 7/1/2024           AAA           450M           470,812
Revenue 1.26%
                         Coconino Co AZ Poll Ctrl Rev Ser B AMT+++ 5.80% 11/1/2032         BBB         1,000M         1,018,750

                         Connecticut St Res Recover Auth Res Recovery Rev
                         MBIA+ AMT+++ 5 1/8% 11/15/2015                                    AAA         3,000M         2,913,750

                         Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev
                         7.20% 7/1/2016                                                     Aa         3,250M         3,761,875

                         Total                                                                                        8,165,187
-------------------------------------------------------------------------------------------------------------------============
Power 11.64%             Clark Co NV Ind Dev Rev Ser AMT+++ 5.60% 10/1/2030                  A        26,110M        26,142,638

                         Gastonia NC Comb Utils Sys Rev MBIA+ 4 3/4% 5/1/2015              AAA         1,000M           967,500

                         Gastonia NC Comb Utils Sys Rev MBIA+ 4 3/4% 5/1/2019              AAA         2,825M         2,666,094

                         Hamilton City OH Elec Ser B FGIC+ 6.30% 10/15/2025                AAA         7,555M         8,178,288

                         Hawaii St Dept Bdg & Fin RIBS AMT+++ 7.04% 12/15/2023++           AAA         2,000M         2,032,500

                         Hawaii St Dept Bdg & Fin Spl Purp Rev MBIA+ 4.95%
                         4/1/2012                                                          AAA         1,000M           998,750

                         Jacksonville FL Elec Auth Rev RIBS 7.305% 10/1/2037++              AA         5,500M         5,795,625

                         Lewis Co WA Pub Util Dist No 1 5 1/2% 10/1/2022                    AA           375M           379,688

                         Milwaukee WI Loc Dist AMT+++ 6.85% 10/1/2021                       AA           500M           543,125

                         Nebraska Pub Pwr Dist Rev 6.10% 1/1/2010                            A         5,000M         5,418,750

                         Nebraska Pub Pwr Dist Rev 6 1/8% 1/1/2015                           A         3,700M         3,991,375

                         North Carolina Eastern Muni Pwr Ser A FSA+ 5% 1/1/2021            AAA         5,000M         4,818,750

                         Puerto Rico Elec Pwr Rev Auth 5% 7/1/2028                         BBB         6,500M         6,215,625

                         Western Generation Agy OR Cogeneration Prjt Rev Ser B
                         AMT+++ 7.40% 1/1/2016                                             BBB*        1,500M         1,618,125

                         Wisconsin St Pub Pwr Supply Sys Rev RIBS AMBAC+ 6.85%
                         7/1/2014++                                                        AAA         5,500M         5,713,125

                         Total                                                                                       75,479,958
-------------------------------------------------------------------------------------------------------------------============
Solid Waste 0.16%        Broward Co FL Wtr & Sewer Solid Waste 7.95% 12/1/2008               A             2M             2,165

                         Cobb Co GA Solid Waste Mgmt Auth AMT+++ 6.40% 1/1/2015            Aaa           900M         1,000,125

                         Total                                                                                        1,002,290
-------------------------------------------------------------------------------------------------------------------============
Transportation 6.23%     Albuquerque NM Arpt Rev Ref 7.60% 7/1/2008                          A         1,000M         1,018,500

                         Albuquerque NM Arpt Rev Ser A AMBAC+ AMT+++ 6.60%
                         7/1/2016                                                          AAA         2,400M         2,616,000

                         Colombus OH Mun Arpt Auth Rev AMBAC+ 5% 1/1/2028                  AAA           500M           481,875

                         Connector 2000 Assn Inc SC Ser B Zero Coupon 1/1/2037             BBB        20,000M         2,125,000

                         Hillsborough Co FL Aviation FGIC+ 6.90% 10/1/2011                 AAA           330M           350,212

                         Massachusetts Bay Transn Auth Ser A MBIA+ 4 1/2% 3/1/2026         AAA         2,000M         1,792,500

Statement of Net Assets
NATIONAL SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Michigan St Trunk Line MBIA+ 5 1/2% 10/1/2021                     AAA       $ 1,000M      $  1,015,000

                         Ohio St Tnpk Comm Rev 5 3/4% 2/15/2024                             AA         1,000M         1,050,000

                         Pensacola FL Arpt Rev MBIA+ AMT+++ 6 1/8% 10/1/2018               AAA         1,000M         1,077,500

                         Port Auth NY & NJ 7 1/8% 6/1/2025                                  AA         3,000M         3,202,500

                         Port Auth NY & NJ 70th Ser AMT+++ 7 1/4% 8/1/2025                  AA           500M           535,625

                         Port Kalama WA Rev Ser B 5 5/8% 12/1/2015                         Baa         1,025M         1,050,625

                         Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y
                         5 1/2% 7/1/2026                                                     A         3,550M         3,629,875

                         Santa Rosa Bay Brdg Auth FL 6 1/4% 7/1/2028                       BBB         2,140M         2,319,225

                         Santa Rosa Bay Brdg Auth FL 6 1/4% 7/1/2028                         A        11,500M        12,578,125

                         Southeastern PA Trans Auth FGIC+ 5 3/4% 3/1/2020                  AAA         5,250M         5,558,438

                         Total                                                                                       40,401,000
-------------------------------------------------------------------------------------------------------------------============
Water and Sewer 3.32%    Cherokee Co GA Wtr & Sewer Auth Rev MBIA+ 5.20% 8/1/2025          AAA         1,000M         1,030,000

                         Chicago IL Waste Wtr Trans MBIA+ Zero Coupon 1/1/2028             AAA        10,000M         2,087,500

                         Dade Co FL Wtr & Sewer Sys Rev FGIC+ 5 1/2% 10/1/2025             AAA         4,755M         4,915,480

                         Foothill/Eastern Corridor Agy CA Toll Rd Ser A Zero
                         Coupon 1/1/2030                                                   Baa         4,325M           756,875

                         Garden City KS Sewer Disp Rev AMT+++ 5 3/4% 9/1/2017              BBB         1,000M         1,025,000

                         Hamilton OH Wtr Wks Rev Ser A MBIA+ 6.30% 10/15/2021              AAA         1,000M         1,068,750

                         Prince William Co VA Svc Auth Wtr & Sewer Sys Rev FGIC+
                         4 3/4% 7/1/2029                                                   AAA         5,625M         5,252,343

                         Texas Wtr Resource Fin Auth 7 5/8% 8/15/2008                        A         1,860M         1,918,012

                         Virginia St Res Auth Wtr & Sewer Sys Rev 5 1/4% 11/1/2017          AA         1,330M         1,366,575

                         West Mifflin PA San Sewer Muni Auth Sewer Rev FGIC+
                         5 3/4% 8/1/2020                                                   AAA         2,000M         2,095,000

                         Total                                                                                       21,515,535
-------------------------------------------------------------------------------------------------------------------============
                         Total Municipal Bonds 101.77% (Cost $633,343,879)                                          659,792,250

===============================================================================================================================
Other Assets, Less Liabilities (1.77)%
===============================================================================================================================
Short-Term Securities    California St 4 1/2% 6/30/1998                                    AAA         2,400M         2,404,272

                         Puerto Rico Commonwealth 4 1/2% 7/30/1998                         AAA           100M           100,276

                         Texas TX Ser A 4 3/4% 8/31/1998                                   AAA         6,900M         6,929,187

                         Total (Cost $9,449,633)                                                                      9,433,735
-------------------------------------------------------------------------------------------------------------------============
Cash                                                                                                                    141,864
-------------------------------------------------------------------------------------------------------------------============
Receivable for:          Interest                                                                                     9,808,481

                         Capital stock sold                                                                             318,737

                         Securities sold                                                                             53,538,005

                         Other                                                                                            4,673

                         Total Other Assets                                                                          73,245,495
                         ------------------------------------------------------------------------------------------============
Payable for:             Capital stock reacquired                                                                       847,594

                         Securities purchased                                                                        81,036,688

                         Distributions                                                                                1,904,268

                         Other                                                                                          936,387
                         ------------------------------------------------------------------------------------------============
                         Total Other Assets, Less Liabilities                                                       (11,479,442)
===============================================================================================================================
Net Assets 100.00%                                                                                                 $648,312,808
===============================================================================================================================
                         Class A Shares-Net asset value ($601,334,859 / 51,536,114 shares outstanding)                   $11.67

                         Class B Shares-Net asset value ($5,132,901 / 439,727 shares outstanding)                        $11.67

                         Class C Shares-Net asset value ($41,845,048 / 3,582,910 shares outstanding)                     $11.68

                         *     This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                         **    N/R bonds have not been rated by an independent rating service.
                         +     Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                         ++    The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                               March 31, 1998. See page 1 for additional information.
                         +++   Income from these investments may be subject to the Alternative Minimum
                               Tax.

                               See Notes to Financial Statements.

Statement of Net Assets
NEW YORK SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
Prerefunded 25.81%       Municipal Assistance Corp NY Ser 66 7 3/4% 7/1/2008               AAA        $  265M      $    282,556

                         New York City Muni Wtr Fin Auth Ser A FGIC+ 6% 6/15/2019          AAA         2,000M         2,052,500

                         New York City Muni Wtr Fin Auth Ser A MBIA+ 6% 6/15/2025          AAA         5,000M         5,556,250

                         New York NY City Muni Wtr & Sewer Sys Rev Ser A 6%
                         6/15/2025                                                         AAA         2,000M         2,217,500

                         New York NY Prerefunded Ser D 9 1/2% 8/1/2002                     AAA         1,380M         1,624,950

                         New York NY Ser A 7 3/4% 8/15/2014                                AAA         3,125M         3,519,531

                         New York NY Ser D 8% 8/1/2019                                     AAA         1,970M         2,233,488

                         New York St Dorm Auth Rev 7.70% 5/15/2012                         AAA         6,250M         6,835,938

                         New York St Dorm Auth Rev/City Univ Ser A 7 5/8% 7/1/2020         AAA         1,400M         1,533,000

                         New York St Dorm Auth Rev/City Univ 2nd Ser MBIA+
                         6 7/8% 7/1/2014                                                   AAA         5,650M         6,539,875

                         New York St Environmental 6 7/8% 6/15/2014                        AAA         2,795M         3,214,250

                         New York St Loc Govt Assistance Corp Ser A 6 1/2% 4/1/2020        AAA         9,360M        10,155,600

                         New York St Med Care Facs Fin Agy Rev 7 1/2% 2/15/2021            AAA        11,215M        12,434,631

                         New York St Med Care Facs Fin Agy Rev MBIA+ 7 1/2%
                         11/1/2010                                                         AAA         1,250M         1,376,563

                         New York St Pwr 6 1/2% 1/1/2019                                   AAA         1,460M         1,600,524

                         Puerto Rico Commonwealth Aqu & Sewer Auth Rev 10 1/4%
                         7/1/2009                                                          AAA         1,000M         1,383,750

                         Puerto Rico Commonwealth G.O. 7.30% 7/1/2020                      AAA           300M           327,000

                         Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                   AAA           300M           332,250

                         Puerto Rico Elec Pwr Auth Rev Ser T RIBS FSA+
                         8.772% 7/1/2018++                                                 AAA         3,500M         4,379,375

                         United Nations Dev Corp Ser A 6% 7/1/2026                         AAA         4,300M         4,730,000

                         United Nations Dev Corp Ser B 6 1/4% 7/1/2026                     AAA         3,000M         3,333,750

                         Total                                                                                       75,663,281
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Puerto Rico Commonwealth RIBS FSA+ 8.132% 7/1/2020++              AAA        12,000M        13,380,000
State 6.41%
                         Puerto Rico Commonwealth 4 1/2% 7/1/2023                            A         6,000M         5,407,500

                         Total                                                                                       18,787,500
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Bethlehem New York MBIA+ 7.20% 3/1/2022                           AAA         1,080M         1,255,500
-------------------------------------------------------------------------------------------------------------------============

Education 8.99%          Hempstead Town NY Ind Dev Agy/Hofstra Univ MBIA+ 5.80%
                         7/1/2015                                                          AAA           750M           798,750

                         New York City Ind Dev Agy/New Sch For Social Res MBIA+
                         5 3/4% 9/1/2015                                                   AAA         1,335M         1,403,419

                         New York St Dorm Auth Rev/St Univ Ed Facs Ser A 5 1/2%
                         5/15/2026                                                         BBB            75M            76,688

                         New York St Dorm Auth Rev/City Univ Ser C FGIC+ 7%
                         7/1/2014                                                          AAA         4,600M         4,939,250

                         New York St Dorm Auth Rev/City Univ Ser U-MBIA-Ibc 6.45%
                         7/1/2005                                                          AAA           300M           338,625

                         New York St Dorm Auth Rev/Colgate Univ MBIA+ 6% 7/1/2016          AAA         1,000M         1,127,500

                         New York St Dorm Auth Rev/Cornell Univ Ser A 7 3/8%
                         7/1/2020                                                          AA         5,075M         5,525,406

                         New York St Dorm Auth Rev/Spcl Act Sch Dists MBIA+ 6%
                         7/1/2016                                                          AAA         1,400M         1,505,000

                         New York St Dorm Auth Rev/St Univ Ed Fac Ser A 5 1/4%
                         5/15/2021                                                          A         1,025M         1,040,375

                         New York St Dorm Auth Rev/St Univ Ed Fac Ser B 7 1/2%
                         5/15/2011                                                          A         5,000M         6,262,500

                         New York St Dorm Auth Rev/Univ Rochester Ser A 6.40%
                         7/1/2013                                                            A         2,030M         2,245,688

                         New York St Dorm Auth Rev/Upstate Cmnty Colleges 6.20%
                         7/1/2015                                                          Baa         1,000M         1,087,500

                         Total                                                                                       26,350,701
-------------------------------------------------------------------------------------------------------------------============
Finance 3.46%            New York NY City Transitional Fin Auth Ser B 4 1/2%
                         11/15/2027                                                        AA         9,315M         8,220,488

                         New York St Loc Govt Assistance Corp Ser B MBIA+ 4 7/8%
                         4/1/2020                                                         AAA         2,000M         1,917,500

                         Total                                                                                       10,137,988
-------------------------------------------------------------------------------------------------------------------============
Health and Hospital      New York City Health & Hosp Corp LINK AMBAC+ 5.4034%
11.45%                   2/15/2023++                                                       AAA           600M           614,250

                         New York City Health & Hosp Corp RIBS AMBAC+ 7.36%
                         2/15/2023++                                                       AAA         6,000M         6,285,000

                         New York St Dorm Auth Rev Manhattan Eye Ear and Throat
                         5 3/8% 7/1/2012                                                   BBB         1,500M         1,516,875

                         New York St Dorm Auth Rev Mental Health Svcs Facs B 5 3/4%
                         2/15/2010                                                           A         1,500M         1,584,375

                         New York St Dorm Auth Rev Mental Health Svcs Facs B 5 3/4
                         2/15/2011                                                           A         1,385M         1,454,250

                         New York St Dorm Auth Rev Mental Health Svcs Facs Imp
                         B 6% 8/15/2012                                                      A         1,460M         1,596,875

                         New York St Dorm Auth Rev Mental Health Svcs Facs Imp
                         D 6% 8/15/2021                                                      A         1,000M         1,063,750

Statement of Net Assets
NEW YORK SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         New York St Dorm Auth Rev Rosalind and Joseph Home 5.60%
                         7/1/2027                                                          AAA       $ 1,000M      $  1,037,500

                         New York St Dorm Auth Rev Ser B Mental Health Svcs 5 3/4%
                         2/15/2012                                                           A         1,155M         1,215,638

                         New York St Dorm Auth Rev/Niagara Lutheran MBIA+ 5.55%
                         8/1/2027                                                          AAA         2,815M         2,881,856

                         New York St Dorm Auth Rev/Sarah Neuman AMBAC+ 5.45%
                         8/1/2027                                                          AAA           550M           554,813

                         New York St Med Care Facs Fin Agy Rev Montefiore Md
                         AMBAC+ 5 3/4% 2/15/2025                                           AAA         1,000M         1,037,500

                         New York St Med Care Facs Fin Agy Rev Unrefunded Balance
                         7.80% 2/15/2019                                                     A           355M           372,743

                         New York St Med Care Facs Fin/Mental Health Ser A 7 1/2%
                         2/15/2021                                                           A         3,955M         4,365,331

                         New York St Med Care Facs Fin/North Shore Univ Hosp
                         MBIA+ 7.20% 11/1/2020                                             AAA         7,340M         7,982,250

                         Total                                                                                       33,563,006
-------------------------------------------------------------------------------------------------------------------============
Housing 2.38%            New York St Mtge Agy Rev Ser 70 5.40% 4/1/2022                     Aa           520M           520,650

                         New York St Mtge Agy Rev Ser 67 AMT+++ 5.80% 10/1/2028            Aaa           500M           511,875

                         New York St Mtge Agy Rev Ser 41 MBIA+ 6.45% 10/1/2014             AAA         2,990M         3,217,988

                         New York St Mtge  Agy Rev Ser 44 FHA+ AMT+++ 7 1/2%
                         4/1/2026                                                           Aa         2,495M         2,738,263

                         Total                                                                                        6,988,776
-------------------------------------------------------------------------------------------------------------------============
Industrial Revenue       New York NY City Indl Dev Agy Bklyn Navy Yard
Bonds 1.68%              AMT+++ 6.20% 10/1/2022                                            BBB         1,000M         1,103,750

                         New York NY City Indl Dev Agy Bklyn Navy Yard
                         AMT+++ 5.65% 10/1/2028                                            BBB         2,000M         2,025,000

                         New York St Energy Res & Dev Auth Rev MBIA+ AMT+++ 5.95%
                         9/1/2033                                                          AAA         1,000M         1,048,750

                         Puerto Rico Tel Auth Rev RIBS MBIA+ 7.168% 1/16/2015++            AAA           700M           745,500

                         Total                                                                                        4,923,000
-------------------------------------------------------------------------------------------------------------------============
Miscellaneous 5.51%      New York St Urban Dev Corp Rev 5% 1/1/2028                        BBB         8,450M         8,027,500

                         New York St Urban Dev Corp Rev 5 1/4% 4/1/2012                    Baa         1,765M         1,769,413

                         New York St Urban Dev Corp Rev 5% 1/1/2018                        BBB         2,000M         1,930,000

                         New York St Urban Dev Corp Rev 5.70% 4/1/2020                     Baa         4,150M         4,409,375

                         Total                                                                                       16,136,288
-------------------------------------------------------------------------------------------------------------------============
Pollution Control        Essex Co NY Indl Dev Agy Poll Ctrl Rev-Ser B Intl Paper
Revenue 3.48%            5.55% 1/1/2014                                                      A           305M           319,105

                         New York St Environmental Fac 1st Wtr Rev 6 7/8% 6/15/2014         Aa         1,985M         2,255,455

                         New York St Environmental Facs Poll Ctrl Rev Ser A 7 1/2%
                         6/15/2012                                                          Aa         7,000M         7,638,750

                         Total                                                                                       10,213,310
-------------------------------------------------------------------------------------------------------------------============
Power 15.48%             New York St Energy Res & Dev Poll Ctrl Rev/Niagara Mohawk
                         FGIC+ 7.20% 7/1/2029                                              AAA        11,750M        13,571,250

                         New York St Energy Res & Dev/Bklyn Union Gas Ser A
                         MBIA+ AMT+++ 6 3/4% 2/1/2024                                      AAA        13,000M        14,235,000

                         New York St Energy Res & Dev/Bklyn Union Gas Ser B
                         RIBS AMT+++ 9.944% 7/1/2026++                                       A         4,000M         5,125,000

                         New York St Energy Res & Dev/Central Hudson Gas & Elec
                         MBIA+ AMT+++ 8 3/8% 12/1/2028                                     AAA         2,215M         2,326,259

                         New York St Energy Res & Dev/Con Edison Ser A
                         MBIA+ AMT+++ 7 1/8% 12/1/2029                                     AAA         2,500M         2,862,500

                         New York St Energy Res & Dev/Con Edison Ser B AMT+++
                         7 3/8% 7/1/2024                                                     A         1,465M         1,491,501

                         Port Auth NY & NJ Spcl Oblig Rev 5th Install-SPCL
                         PJ-KIAC-4 6 3/4% 10/1/2019                                        Baa*        2,970M         3,311,550

                         Puerto Rico Elec Pwr Auth Ser U 6% 7/1/2014                         A         2,250M         2,441,250

                         Total                                                                                       45,364,310
-------------------------------------------------------------------------------------------------------------------============
Solid Waste 0.80%        Dutchess Co Resource Recovery Ser A FGIC+ 7 1/2% 1/1/2009         AAA         2,200M         2,359,500
                         ------------------------------------------------------------------------------------------============

Statement of Net Assets
NEW YORK SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
Transportation 10.74%    Metropolitan Transn Auth NY Commuter Facs Rev Ser A
                         FGIC+ 6% 7/1/2016                                                 AAA       $ 2,000M       $ 2,190,000

                         Metropolitan Transn Auth NY Commuter Facs Rev Ser A
                         FGIC+ 6% 7/1/2021                                                 AAA         4,000M         4,365,000

                         Metropolitan Transn Auth NY Commuter Facs Rev Ser A
                         FSA+ 6.10% 7/1/2026                                               AAA         1,500M         1,642,500

                         Metropolitan Transn Auth NY Commuter Facs Rev Ser A
                         FGIC+ 6.10% 7/1/2026                                              AAA         2,000M         2,197,500

                         Metropolitan Transn Auth NY Svc Contract Trans Facs Ser O
                         5 3/4% 7/1/2008                                                   Baa         1,000M         1,075,000

                         Metropolitan Transn Auth NY Trans Facs Rev 5 1/2% 7/1/2017        BBB         1,000M         1,017,500

                         Port Auth NY & NJ AMT+++ 6% 7/1/2015                               AA           350M           374,063

                         Port Auth NY & NJ 6 7/8% 1/1/2025                                  AA         1,000M         1,052,500

                         Port Auth NY & NJ Cons Ninety-Second Ser 4 3/4% 1/15/2029          AA           520M           483,600

                         Port Auth NY & NJ Spcl Oblig Rev/JFK Intl Air Terminal-6
                         MBIA+ AMT+++ 5 3/4% 12/1/2025                                     AAA        15,345M        16,016,343

                         Triborough Brdg & Tunl Auth Ser X 6 1/2% 1/1/2019                  Aa         1,000M         1,068,750

                         Total                                                                                       31,482,756
-------------------------------------------------------------------------------------------------------------------============
Water and Sewer 2.43%    Buffalo NY Muni Wtr Fin Auth Wtr & Sewer Sys Rev FGIC+
                         5 3/4% 7/1/2021                                                   AAA           500M           525,625

                         New York City Muni Wtr Fin Auth Ser A FGIC+ 6 1/4%
                         6/15/2021                                                         AAA         3,500M         3,657,500

                         New York St Environmental Facs Corp Poll Rev MBIA+ 5%
                         6/15/2013                                                         AAA         1,950M         1,947,563

                         Suffolk Co NY Wtr Auth Wtrwks Rev AMBAC+ 5% 6/1/2017              AAA         1,000M           982,500

                         Total                                                                                        7,113,188
                         ------------------------------------------------------------------------------------------============
                         Total Municipal Bonds 99.05% (Cost $273,833,569)                                           290,339,104
===============================================================================================================================
Other Assets, Less Liabilities 0.95%
===============================================================================================================================
Short-Term Securities    Puerto Rico Commonwealth 4 1/2% 7/30/1998 (Cost
                         $1,406,518)                                                       AAA         1,400M         1,403,864
-------------------------------------------------------------------------------------------------------------------============
Cash and Receivables,
Net of Liabilities                                                                                                    1,390,293
                         ------------------------------------------------------------------------------------------============
                         Total Other Assets, Less Liabilities                                                         2,794,157
===============================================================================================================================
Net Assets 100.00%                                                                                                 $293,133,261
===============================================================================================================================

                         Class A Shares-Net asset value ($286,820,498 / 25,659,492 shares outstanding)                   $11.18

                         Class C Shares-Net asset value ($6,312,763 / 565,386 shares outstanding)                        $11.17

                         *     This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                         +     Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                         ++    The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                               March 31, 1998. See page 1 for additional information.
                         +++   Income from these investments may be subject to the Alternative Minimum
                               Tax.

                               See Notes to Financial Statements.


Statement of Net Assets
TEXAS SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
Prerefunded 19.44%       Austin TX Util Sys 8% 11/15/2016                                  AAA       $ 1,000M       $ 1,111,250

                         Austin TX Util Sys Ser B 7.80% 11/15/2012                         AAA           640M           668,326

                         Azle TX Indpt Sch Dist Ser A 6% 2/15/2000                         AAA         3,750M         3,881,250

                         Bexar Co TX Health Facs MBIA+ 7 1/2% 8/15/2010                    AAA           750M           821,250

                         Board of Regents TX A&M Univ Rev 7.80% 8/15/2009                  AAA           900M           913,221

                         Dallas Co TX Flood Ctrl Dist No 1 9 1/4% 4/1/2010                 AAA         1,460M         1,834,125

                         Harris Co TX Toll Rd Sub Lien Ser A 6.10% 8/15/2016               AAA         2,640M         2,933,700

                         Houston TX Arpt Sys Rev MBIA+ AMT+++ 8.20% 7/1/2017               AAA         1,500M         1,553,040

Statement of Net Assets
TEXAS SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Houston TX Wtr & Sewer Sys Rev AMBAC+ 6 1/2% 12/1/2021            AAA       $   335M      $   367,244

                         Houston TX Wtr & Sewer Sys Rev Prior Lien MBIA+ 7.40%
                         12/1/2018                                                         AAA         1,000M         1,100,000

                         Puerto Rico Commonwealth Hwy Rev Ser Q 6% 7/1/2020                AAA         2,000M         2,087,500

                         Texas St Tnpk Auth Dallas Northwy Rev AMBAC+ 7 1/8%
                         1/1/2015                                                          AAA           250M           261,075

                         Total                                                                                       17,531,981
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Puerto Rico Commonwealth Zero Coupon 7/1/2017                       A         1,000M           377,500
State 23.72%
                         Texas St Ser A AMT+++ 6.30% 6/1/2014                               AA           250M           258,438

                         Texas St Ser A-1 AMT+++ RIBS 7.02% 12/1/2023++                     AA         6,000M         6,292,500

                         Texas St Ser B-1 & B-2 LINK 6.199% 9/30/2011++                     AA        11,000M        12,650,000

                         Texas St Wtr Dev Bd 7.15% 8/1/2035                                 AA         1,600M         1,816,000

                         Total                                                                                       21,394,438
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Azle TX Indpt Sch Dist Ser A 6% 2/15/2022                         AAA           250M           255,625
Local 7.69%
                         Hays TX Cons Indpt Sch Dist 5 7/8% 8/15/2022                      AAA         1,500M         1,591,875

                         Keller TX Indpt Sch Dist 4 3/4% 8/15/2022                         AAA         2,100M         1,953,000

                         Quinlan TX Indpt Sch Dist 5 1/4% 2/15/2022                        Aaa         2,000M         2,002,500

                         Stephenville TX Indpt Sch Dist Zero Coupon 2/15/2012              AAA         1,000M           501,250

                         Willis TX Indpt Sch Dist Zero Coupon 2/15/2021                    AAA         2,115M           634,500

                         Total                                                                                        6,938,750
-------------------------------------------------------------------------------------------------------------------============
Education 0.78%          Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                     A           665M           707,394
-------------------------------------------------------------------------------------------------------------------============
Health and Hospital      Amarillo TX Health Facs Corp LINK FSA+ 6.562% 1/1/2022++          AAA         3,600M         3,901,500
11.33%
                         Amarillo TX Health Facs Corp RIBS FSA+ 9.114% 1/1/2022++          AAA         2,250M         2,624,063

                         Denton Co TX Health Facs 7 1/2% 8/15/2015                         BBB**       1,000M         1,128,750

                         North Cent TX Health Facs Dev Corp Rev Ser B MBIA+ 5 3/4%
                         2/15/2011                                                         AAA         1,000M         1,068,750

                         Texarkana TX Health Facs Ser B MBIA+ 6% 10/1/2019                 AAA         1,335M         1,495,200

                         Total                                                                                       10,218,263
-------------------------------------------------------------------------------------------------------------------============
Housing 0.74%            Dallas TX Hsg Corp Cap Prjt/Estell Village Apts Ser A
                         7 7/8% 12/1/2009                                                  BBB*          530M           553,188

                         Texas Hsg Agy Ser D AMT+++ 8.40% 1/1/2021                          Aa           105M           110,775

                         Total                                                                                          663,963
-------------------------------------------------------------------------------------------------------------------============
Industrial Revenue
Bonds 15.31%             Harris Co TX Ind Dev Corp Marine Term & Wtr Poll Ctrl
                         Rev 6 5/8% 2/1/2024                                               BBB         1,500M         1,646,250

                         Orange Co TX Nav & Port Dist Ind Dev Corp Rev Ref-North
                         6 3/8% 2/1/2017                                                    AA         2,400M         2,646,000

                         Puerto Rico Ind Med & Environmental Ctrl/Baxter Lab
                         Ser A 8% 9/1/2012                                                   A         2,315M         2,422,485

                         Texas City TX Ind Dev Corp Marine Term Rev/ARCO
                         7 3/8% 10/1/2020                                                    A         5,500M         7,095,000

                         Total                                                                                       13,809,735
-------------------------------------------------------------------------------------------------------------------============
Miscellaneous 2.23%      Webb Co TX Ctfs Partn 5 3/8% 10/1/2013                             AA         1,500M         1,533,750

                         Webb Co TX Ctfs Partn Ser A 5 1/4% 10/1/2022                       AA           480M           472,800

                         Total                                                                                        2,006,550
-------------------------------------------------------------------------------------------------------------------============
Pollution Control
Revenue 0.72%            Trinity River Auth TX Poll Ctrl Rev/Texas Instruments
                         AMT+++ 6.20% 3/1/2020                                               A           605M           648,106
-------------------------------------------------------------------------------------------------------------------============
Power 0.45%              Lubbock TX Elec Lt & Pwr Sys Rev AMBAC+ 4 1/4% 4/15/2018          AAA           460M           401,925
-------------------------------------------------------------------------------------------------------------------============
Transportation 4.81%     Dallas-Fort Worth TX Regl Arpt MBIA+ AMT+++ 5 3/4%
                         11/1/2024                                                         AAA         2,500M         2,581,250

                         Port Beaumont TX Nav Dist Ser A FGIC+ 4 3/4% 3/1/2018             Aaa         1,000M           940,000

                         Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y
                         5 1/2% 7/1/2036                                                   AAA           775M           808,906

                         Total                                                                                        4,330,156
-------------------------------------------------------------------------------------------------------------------============
Water and Sewer 6.45%    Houston TX Wtr & Sewer Sys Rev AMBAC+ 6 1/2% 12/1/2021            AAA         2,665M         2,921,506

                         Nueces River Auth TX Wtr Supply FSA+ 5 1/2% 3/1/2027              AAA         2,000M         2,055,000

                         Texas Wtr Resource Fin Auth 7 5/8% 8/15/2008                        A           470M           484,659

Statement of Net Assets
TEXAS SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Texas Wtr Resource Fin Auth AMBAC+ 7 1/2% 8/15/2013               AAA          $350M       $   360,126

                         Total                                                                                        5,821,291
-------------------------------------------------------------------------------------------------------------------============
                         Total Municipal Bonds 93.67% (Cost $79,810,849)                                             84,472,552
===============================================================================================================================
Other Assets, Less Liabilities 6.33%
===============================================================================================================================
Short-Term Securities    Texas TX Ser A 4 3/4% 8/31/1998 (Cost $503,344)                   AAA           500M           502,115
-------------------------------------------------------------------------------------------------------------------============
Cash                                                                                                                  2,365,767
-------------------------------------------------------------------------------------------------------------------============
Receivable for:          Interest                                                                                     1,555,591

                         Capital stock sold                                                                             123,314

                         Securities sold                                                                              8,656,352

                         Other                                                                                              302

                         Total Other Assets                                                                          13,203,441
                         ------------------------------------------------------------------------------------------============
Payable for:             Capital stock reacquired                                                                       336,070

                         Securities purchased                                                                         6,722,953

                         Distributions                                                                                  280,421

                         Other                                                                                          152,436
                         ------------------------------------------------------------------------------------------============
                         Total Other Assets, Less Liabilities                                                         5,711,561
===============================================================================================================================
Net Assets 100.00%                                                                                                  $90,184,113
===============================================================================================================================

                         Net asset value ($90,184,113 / 8,668,902 shares outstanding)                                    $10.40

                         *     This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                         +     Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                         ++    The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                               March 31, 1998. See page 1 for additional information.
                         +++   Income from these investments may be subject to the Alternative Minimum
                               Tax.

                               See Notes to Financial Statements.

Statement of Net Assets
NEW JERSEY SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
Prerefunded 26.45%       Essex Co NJ Imp Auth Lease/Jail & Youth Hse Prjts AMBAC+
                         7% 12/1/2024                                                      AAA       $ 6,675M      $  7,826,438

                         Gloucester Co NJ Muni Util Auth 6 1/2% 1/1/2021                   AAA         2,000M         2,137,500

                         Hudson Co NJ Util Auth Util Sys Rev 10% 7/1/2011                  AAA         1,000M         1,223,750

                         Monmouth Co NJ Imp Auth Rev MBIA+ 6 7/8% 8/1/2012                 AAA           500M           540,625

                         New Jersey Economic Dev Auth 6 3/4% 6/15/2012                     AAA         2,275M         2,493,969

                         New Jersey Health Care Facs Ser A FHA+ 7 1/4% 2/15/2021           AAA         1,485M         1,635,356

                         New Jersey Health Care Facs Fin Auth Series B 8 1/4%
                         7/1/2020                                                          AAA         2,570M         2,849,488

                         New Jersey Waste Treatment Trust 6 7/8% 6/15/2009                 AAA         1,750M         1,885,625

                         New Jersey Wastewtr Treatment Trust 7% 5/15/2006                  AAA           425M           447,313

                         North Brunswick Twp NJ Bd Ed 6.30% 2/1/2014                       AAA         1,000M         1,113,750

                         Puerto Rico Commonwealth 6 1/2% 7/1/2023                          AAA         1,000M         1,140,000

                         Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                AAA           283M           314,971

                         Puerto Rico Elec Pwr Auth LINK FSA+ 6.30% 7/1/2018++              AAA         6,000M         6,750,000

                         Puerto Rico Elec Pwr Auth LINK FSA+ 5.929% 7/1/2023++             AAA         1,000M         1,081,250

                         Puerto Rico Elec Pwr Auth RIBS FSA+ 8.473% 7/1/2023++             AAA         4,500M         5,225,625

                         Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8.772%
                         7/1/2018++                                                        AAA         4,000M         5,005,000

                         Puerto Rico Pub Bldg Auth Ser L 6 7/8% 7/1/2021                   AAA           200M           224,250

                         Rutgers St Univ NJ Ser P 6.85% 5/1/2021                            AA           800M           877,000

Statement of Net Assets
NEW JERSEY SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         South Brunswick Twp NJ Bd Ed FGIC+ 6.40% 8/1/2024                 AAA      $  1,600M       $ 1,810,000

                         Stafford NJ Muni Util Auth Ser A FGIC+ 6 1/8% 12/1/2022           AAA         1,500M         1,623,750

                         Tinton Falls NJ Sch Bd Ed FSA+ 6 1/2% 6/15/2017                   AAA         1,000M         1,090,000

                         Union Co NJ Ser L 6 1/2% 2/1/2011                                 AAA         1,000M         1,081,250

                         Total                                                                                       48,376,910
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Puerto Rico Commonwealth RIBS MBIA+ 7.884% 7/1/2008++             AAA         5,000M         5,631,250
State 3.29%
                         Puerto Rico Commonwealth Zero Coupon 7/1/2017                       A         1,000M           377,500

                         Total                                                                                        6,008,750
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Keansburg NJ 6.80% 12/1/2010                                       AA         1,000M         1,117,500
Local 7.47%
                         Millburn Twp NJ Sch Dist 5.35% 7/15/2018                          Aaa         1,150M         1,211,812

                         Millburn Twp NJ Sch Dist 5.35% 7/15/2019                          Aaa         1,100M         1,160,500

                         Morristown NJ FSA+ 6 1/2% 8/1/2019                                AAA         3,440M         3,895,800

                         Paterson NJ FSA+ 9.30% 2/15/2004                                  AAA         4,200M         5,297,250

                         Pohatcong Twp NJ Sch Dist FSA+ 5.95% 7/15/2023                    AAA           650M           699,563

                         Pohatcong Twp NJ Sch Dist FSA+ 5.95% 7/15/2026                    AAA           250M           269,062

                         Total                                                                                       13,651,487
-------------------------------------------------------------------------------------------------------------------============
Education 6.25%          Lodi NJ Bd Ed Ctfs Partn MBIA+ 5.70% 9/15/2021                    AAA         1,725M         1,809,094

                         New Jersey Economic Dev Auth Rev Ser B MBIA+ 6 1/4%
                         5/15/2025                                                         AAA         6,000M         6,637,500

                         New Jersey Economic Dev Sch Rev 7% 5/1/2020                       BBB*        1,800M         1,912,500

                         New Jersey St Ed Facs Auth AMBAC+ 5 1/8% 7/1/2028                 AAA           500M           493,750

                         New Jersey St Ed Facs Rev MBIA+ 6.85% 7/1/2019                    Aaa           540M           568,350

                         Total                                                                                       11,421,194
-------------------------------------------------------------------------------------------------------------------============
Finance 0.58%            Hamilton Twp NJ Bd Ed Ser B FSA+ 7% 12/15/2015                    AAA           970M         1,056,088
-------------------------------------------------------------------------------------------------------------------============
Health and Hospital      Camden Co NJ Imp Auth Rev 6% 2/15/2027                              A         9,000M         9,630,000
15.25%
                         New Jersey Economic Dev Auth Rev Ser A MBIA+ Zero Coupon
                         7/1/2024                                                          Aaa         7,445M         1,935,700

                         New Jersey Health Care Facs Fin Auth Rev Ser A AMBAC+
                         7% 7/1/2020                                                       AAA         5,000M         5,356,250

                         New Jersey Health Care Facs Fin Auth Rev/Bayonne Hosp
                         FSA+ 6 1/4% 7/1/2012                                              AAA         1,600M         1,764,000

                         New Jersey Health Care Facs Fin Auth Rev FSA+ 4 3/4%
                         7/1/2027                                                          Aaa         3,850M         3,590,125

                         New Jersey Health Care Facs Ser B FHA+ 6 1/2% 2/1/2022            AAA           925M           996,687

                         New Jersey Health Care Facs Ser C FSA+ 6 3/4% 7/1/2020            AAA         2,755M         2,975,400

                         Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs
                         Gr A MBIA+ 6 1/4% 7/1/2024                                        AAA         1,000M         1,097,500

                         Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs
                         FHA+ 6 1/4% 8/1/2032                                              AAA           500M           542,500

                         Total                                                                                       27,888,162
-------------------------------------------------------------------------------------------------------------------============
Housing 2.76%            New Jersey St Hsg & Mtge Fin MBIA+ AMT+++ 7.70% 10/1/2029         AAA           840M           874,650

                         New Jersey St Hsg & Mtge Fin Agy Ser B MBIA+ AMT+++
                         7.90% 10/1/2022                                                   AAA         3,025M         3,181,452

                         Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA+ 7.65%
                         10/15/2022                                                        AAA           335M           355,518

                         Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A
                         GNMA+ AMT+++ 6 1/2% 3/1/2025                                      AAA           600M           639,000

                         Total                                                                                        5,050,620
-------------------------------------------------------------------------------------------------------------------============
Industrial Revenue       Puerto Rico Ind Med & Environmental Ctrl/Upjohn 7 1/2%
Bonds 2.13%              12/1/2023                                                          AA           750M           791,010

                         Puerto Rico Tel Auth Rev LINK MBIA+ 5.51% 1/16/2015++             AAA         3,000M         3,097,500

                         Total                                                                                        3,888,510
-------------------------------------------------------------------------------------------------------------------============
Miscellaneous 7.04%      Mercer Co NJ Imp Auth Rev 5 3/4% 11/1/2017                         Aa         1,660M         1,776,200

                         Monmouth Co NJ Imp Auth AMBAC+ 5.15% 12/1/2017                    AAA           500M           500,625

                         Monmouth Co NJ Imp Auth Rev Govt Loan MBIA+ 6.40%
                         12/1/2009                                                         AAA         1,075M         1,217,438

                         New Jersey Economic Dev 5.70% 1/1/2018                            BBB*        1,200M         1,201,500

                         New Jersey Economic Dev Auth Rev Ser A MBIA+ 6% 5/15/2025         AAA         4,250M         4,616,563

Statement of Net Assets
NEW JERSEY SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         New Jersey Sports & Expo Auth Rev Ser A 8% 1/1/2025               BBB*      $ 1,000M      $  1,135,000

                         Puerto Rico Muni Fin Agy FSA+ 5 1/2% 7/1/2021                     AAA         1,150M         1,190,250

                         Union Co Imp Auth Rev FGIC+ 6 1/4% 8/1/2013                       AAA         1,100M         1,233,375

                         Total                                                                                       12,870,951
-------------------------------------------------------------------------------------------------------------------============
Pollution Control        Cape May Co NJ Ind Poll Ctrl Rev Fin Auth Ser B MBIA+
Revenue 0.31%            7% 11/1/2029                                                      AAA           500M           574,375
-------------------------------------------------------------------------------------------------------------------============
Power 5.68%              Bergen Co NJ Util Auth Wtr Poll Ctrl Rev FGIC+ 4 3/4%
                         12/15/2015                                                        AAA         4,500M         4,331,250

                         Essex Co NJ Imp Auth Rev Orange Muni Util & Lease
                         MBIA+ 6.80% 7/1/2014                                              AAA         1,710M         1,962,225

                         Puerto Rico Elec Pwr Auth 5% 7/1/2028                             BBB         3,500M         3,346,875

                         Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                   BBB           715M           752,537

                         Total                                                                                       10,392,887
-------------------------------------------------------------------------------------------------------------------============
Transportation 21.61%    Delaware River Port Auth PA & NJ Rev FGIC+ 5 1/2% 1/1/2026        AAA        15,085M        15,631,831

                         New Jersey Economic Dev Auth AMT+++ 7% 7/1/2016                   BBB*        4,245M         4,573,988

                         Port Auth NY & NJ 7 1/8% 6/1/2025                                  AA         4,000M         4,270,000

                         Port Auth NY & NJ 5 3/8% 1/15/2032                                 AA           500M           508,125

                         Port Auth NY & NJ 5% 10/1/2032                                     AA         5,000M         4,818,750

                         Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y
                         5 1/2% 7/1/2036                                                     A         9,300M         9,706,875

                         Total                                                                                       39,509,569
-------------------------------------------------------------------------------------------------------------------============
Water and Sewer 1.56%    New Jersey Wastewtr Treatment Trust MBIA+ 7% 5/15/2006            AAA            75M            78,656

                         New Jersey Wastewtr Treatment Trust 6 7/8% 6/15/2009               AA           155M           166,625

                         New Jersey Wtr Supply Auth Rev MBIA+ AMT+++ 7 7/8%
                         11/1/2013                                                         AAA         2,500M         2,602,925

                         Total                                                                                        2,848,206
                         ------------------------------------------------------------------------------------------============
                         Total Municipal Bonds 100.38% (Cost $173,837,088)                                          183,537,709
===============================================================================================================================
Other Assets, Less Liabilities (0.38)%
===============================================================================================================================
Short-Term Securities    Puerto Rico Commonwealth 4 1/2% 7/30/1998 (Cost
                         $1,002,740)                                                       AAA         1,000M         1,002,760
-------------------------------------------------------------------------------------------------------------------============
Cash and Receivables,
Net of Liabilities                                                                                                   (1,688,982)
                         ------------------------------------------------------------------------------------------============
                         Total Other Assets, Less Liabilities                                                          (686,222)
===============================================================================================================================
Net Assets 100.00%                                                                                                 $182,851,487
===============================================================================================================================
                         Net asset value ($182,851,487 / 33,719,816 shares outstanding)                                   $5.42

                         *     This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                         +     Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                         ++    The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                               March 31, 1998. See page 1 for additional information.
                         +++   Income from these investments may be subject to the Alternative Minimum
                               Tax.

                               See Notes to Financial Statements.

Statement of Net Assets
CONNECTICUT SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
Prerefunded 23.93%       Connecticut St Clean Wtr Fd 7% 1/1/2011                           AAA      $  2,050M      $  2,239,625

                         Connecticut St Health & Ed/St Marys Hosp Ser C
                         7 3/8% 7/1/2020                                                   AAA         3,250M         3,538,438

                         Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
                         MBIA+ 7% 7/1/2010                                                 AAA            75M            81,188

                         Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
                         MBIA+ 7.10% 7/1/2025                                              AAA         2,105M         2,281,294

                         Connecticut St Spcl Tax Oblig Rev 6 3/4% 6/1/2011                 AAA         2,050M         2,290,875

Statement of Net Assets
CONNECTICUT SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Connecticut St Spcl Tax Oblig Rev Ser A 7 1/8% 6/1/2007           AAA       $ 5,000M      $  5,487,500

                         Connecticut St Spcl Tax Oblig Rev Ser B 10% 10/1/2000             AAA         4,000M         4,555,000

                         Connecticut St Spcl Tax Oblig Rev Ser C 6.80% 12/1/2009           AAA           100M           106,625

                         Puerto Rico Commonwealth G.O.  6 1/2% 7/1/2023                    AAA         2,000M         2,280,000

                         Puerto Rico Commonwealth G.O.  6% 7/1/2026                        AAA         1,000M         1,138,750

                         Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                AAA            67M            74,404

                         Puerto Rico Commonwealth Hwy Toll Rd Ser T 6 5/8%
                         7/1/2018                                                          AAA           453M           504,096

                         Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8.899%
                         7/1/2018++                                                        AAA         1,500M         1,876,875

                         Puerto Rico G.O. 6.45% 7/1/2017                                   AAA         2,000M         2,275,000

                         Puerto Rico G.O. Ser A 7 3/4% 7/1/2017                            AAA           250M           265,938

                         Total                                                                                       28,995,608
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Puerto Rico Commonwealth Zero Coupon 7/1/2018                       A         2,500M           893,750
State 1.85%

                         Puerto Rico Commonwealth 4 1/2% 7/1/2023                            A         1,500M         1,351,875

                         Total                                                                                        2,245,625
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Darien CT 5 1/2% 10/15/2015                                       Aaa           500M           519,375
Local 2.99%
                         Hartford CT 6 1/2% 12/15/2005                                      AA           730M           826,725

                         Killingly CT 7 1/4% 12/15/2004                                      A           250M           259,313

                         Monroe CT 6.60% 4/15/2005                                           A           100M           112,250

                         Montville CT 6.70% 6/15/2009                                       Aa           550M           655,875

                         Montville CT 6.70% 6/15/2010                                       Aa           575M           687,125

                         Portland CT 7.10% 12/15/2000                                        A           100M           107,500

                         Redding CT 6.60% 4/15/2010                                         Aa           100M           118,750

                         Voluntown CT 6 3/4% 10/1/2002                                       A           100M           110,375

                         Watertown CT 6 1/2% 6/15/2003                                       A           100M           108,750

                         West Haven CT MBIA+ 6 1/2% 6/15/2006                              AAA           100M           114,250

                         Total                                                                                        3,620,288
-------------------------------------------------------------------------------------------------------------------============
Education 18.35%         Connecticut St Dev Auth Aquarium Proj 7% 12/1/2027               BBB*         1,500M         1,597,500

                         Connecticut St Health & Ed Facs/Conn College C-1 MBIA+
                         5 1/2% 7/1/2027                                                   AAA         1,000M         1,031,250

                         Connecticut St Health & Ed Facs/Fairfield Univ Ser F
                         6.90% 7/1/2014                                                    BBB         1,500M         1,560,000

                         Connecticut St Health & Ed Facs/Kent Sch Ser B MBIA+
                         5.40% 7/1/2023                                                    AAA           750M           759,375

                         Connecticut St Health & Ed Facs/New Haven Ser D 6.70%
                         7/1/2026                                                          BBB         1,000M         1,076,250

                         Connecticut St Health & Ed Facs/Sacred Heart Ser C 6 1/2%
                         7/1/2016                                                          BBB         1,000M         1,093,750

                         Connecticut St Health & Ed Facs/Suffield Academy Ser A
                         MBIA+ 5.30% 7/1/2017                                              AAA         1,000M         1,013,750

                         Connecticut St Health & Ed Facs/Trinity College Ser E
                         MBIA+ 5 7/8% 7/1/2026                                             AAA         1,000M         1,062,500

                         Connecticut St Health & Ed Facs/Yale Univ RIBS 7.995%
                         6/10/2030++                                                       AAA         6,800M         7,548,000

                         Connecticut St Higher Ed Supplemental Loan Auth Ser A
                         AMT+++ 7 3/8% 11/15/2005                                            A           725M           748,570

                         Connecticut St Higher Ed Supplemental Loan Auth Ser A
                         AMT+++ 7.20% 11/15/2010                                             A           385M           411,950

                         Puerto Rico Ind Tourist Ed Med & Environmental/American
                         Univ 5% 10/1/2022                                                 AAA         2,000M         1,947,500

                         Univ CT Rev MBIA+ 4 3/4% 11/15/2027                               AAA         2,000M         1,875,000

                         Univ CT Rev Ser A MBIA+ 4 3/4% 11/15/2018                         AAA           540M           513,000

                         Total                                                                                       22,238,395
-------------------------------------------------------------------------------------------------------------------============
Health and Hospital      Connecticut St Health & Ed/Bridgeport Hosp MBIA+
11.48%                   6 5/8% 7/1/2018                                                   AAA         1,250M         1,373,437

                         Connecticut St Health & Ed/Greenwich Hosp MBIA+ 5.80%
                         7/1/2026                                                          AAA         1,830M         1,932,938

                         Connecticut St Health & Ed/Greenwich Hosp Ser A MBIA+
                         5 3/4% 7/1/2016                                                   AAA         1,350M         1,432,687

                         Connecticut St Health & Ed/Vet Mem Med Ctr Ser A MBIA+
                         5 1/2% 7/1/2026                                                   AAA         1,000M         1,023,750

                         Connecticut St Health & Ed/Waterbury Hosp Ser B FSA+ 7%
                         7/1/2020                                                          AAA           100M           107,625

Statement of Net Assets
CONNECTICUT SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Connecticut St Health & Ed/William Backus Hosp 6 3/8%
                         7/1/2022                                                            A       $   850M      $    904,187

                         Connecticut St Health & Ed/William Backus Hosp Ser D
                         AMBAC+ 5 3/4% 7/1/2027                                            AAA         1,000M         1,052,500

                         Connecticut St Health & Ed/Windham Mem Hosp Ser C
                         5 3/4% 7/1/2011                                                   BBB         2,000M         2,042,500

                         Connecticut St Health & Ed/Masonicare Ser A AMBAC+ 5%
                         7/1/2013                                                          AAA           700M           697,375

                         Connecticut St Health & Ed/Masonicare Hosp for Spcl Care
                         5 3/8% 7/1/2017                                                   BBB         1,000M           992,500

                         Connecticut St Health & Ed/Masonicare Hosp for Spcl Care
                         5 1/2% 7/1/2027                                                   BBB         2,345M         2,347,931

                         Total                                                                                       13,907,430
-------------------------------------------------------------------------------------------------------------------============
Housing 10.67%           Connecticut St Hsg Fin Auth AMT+++ 5.60% 11/15/2021                AA           535M           540,350

                         Connecticut St Hsg Fin Auth AMBAC+ 5 5/8% 6/15/2027               AAA           500M           516,875

                         Connecticut St Hsg Fin Auth AMT+++ 6% 11/15/2027                   AA         1,500M         1,569,375

                         Connecticut St Hsg Fin Auth 5.55% 11/15/2028                       AA         1,690M         1,715,350

                         Connecticut St Hsg Fin Auth 5.85% 11/15/2028                       AA         1,000M         1,026,250

                         Connecticut St Hsg Fin Auth AMT+++ 5 1/2% 11/15/2029               AA         1,000M         1,001,250

                         Connecticut St Hsg Fin Auth Ser A Sub Ser A-2
                         FHA+ AMT+++ 7.20% 11/15/2008                                       AA           515M           551,693

                         Connecticut St Hsg Fin Auth Ser A-2 AMT+++ 6.45%
                         5/15/2022                                                          AA         1,100M         1,175,625

                         Connecticut St Hsg Fin Auth Ser B 6 3/4% 11/15/2023                AA         2,605M         2,813,400

                         Connecticut St Hsg Fin Auth Ser D-2 AMT+++ 6.90%
                         5/15/2020                                                          AA           145M           156,419

                         Connecticut St Hsg Fin Auth Sub Ser D-2 AMT+++ 6.20%
                         11/15/2027                                                         AA         1,750M         1,859,375

                         Total                                                                                       12,925,962
-------------------------------------------------------------------------------------------------------------------============
Industrial Revenue       Connecticut St Dev Auth/Pfizer Inc Prjt 6.55% 2/15/2013           AAA         3,570M         3,931,462
Bonds 11.28%
                         Connecticut St Dev Auth/Pfizer Inc Prjt AMT+++ 7% 7/1/2025        AAA         2,500M         2,881,250

                         Eastern CT Resource Recovery/Wheelabrator Lisbon Prjt
                         Ser A AMT+++ 5 1/2% 1/1/2020                                        A         4,000M         3,930,000

                         Puerto Rico Ind Med & Environmental/Upjohn 7 1/2%
                         12/1/2023                                                          AA         1,000M         1,054,680

                         Puerto Rico Ind Med & Environmental/Warner Lambert
                         7.60% 5/1/2014                                                     Aa         1,750M         1,867,775

                         Total                                                                                       13,665,167
-------------------------------------------------------------------------------------------------------------------============
Miscellaneous 9.44%      Connecticut Middletown Courthouse MBIA+ 6 1/4% 12/15/2010         AAA           575M           621,000

                         Connecticut St Dev Govt Lease Rev MBIA+ 6.60% 6/15/2014           AAA           500M           560,000

                         New Haven CT Air Rights Pkg MBIA+ 6 1/2% 12/1/2015                AAA         9,475M        10,256,687

                         Total                                                                                       11,437,687
-------------------------------------------------------------------------------------------------------------------============
Power 2.49%              Connecticut St Dev Auth/New England Pwr Co 7 1/4%
                         10/15/2015                                                          A           760M           809,400

                         Puerto Rico Elec Pwr Auth 4 3/4% 7/1/2024                         BBB         1,500M         1,393,125

                         Puerto Rico Elec Pwr Auth Ser X 6 1/8% 7/1/2021                     A           750M           810,937

                         Total                                                                                        3,013,462
-------------------------------------------------------------------------------------------------------------------============
Solid Waste 6.00%        Connecticut St Res Recovery/American Ref Fuel Ser A
                         AMT+++ 6.45% 11/15/2022                                             A         4,985M         5,327,719

                         Connecticut St Res Recovery/American Ref Fuel Ser A
                         MBIA+ AMT+++ 5 1/8% 11/15/2015                                    AAA         2,000M         1,942,500

                         Total                                                                                        7,270,219
-------------------------------------------------------------------------------------------------------------------============
Transportation 1.42%     Connecticut St Spcl Tax Oblig Rev Ser B FGIC+ 6.10%
                         10/1/2011                                                         AAA         1,000M         1,088,750

                         Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev 5 1/2%
                         7/1/2015                                                            A           600M           636,750

                         Total                                                                                        1,725,500
-------------------------------------------------------------------------------------------------------------------============
Water and Sewer 1.47%    Connecticut St Clean Wtr Fd 5.05% 3/1/2028                        AAA         1,010M           988,538

                         Connecticut St Dev Auth Wtr Fac Rev AMBAC+ AMT+++ 5 3/4%
                         7/1/2028                                                          AAA           250M           255,313

                         Connecticut St Dev Auth Wtr Fac Rev AMT+++ 6.15% 4/1/2035           A           500M           533,125

                         Total                                                                                        1,776,976
                         ------------------------------------------------------------------------------------------============
                         Total Municipal Bonds 101.37% (Cost $116,914,626)                                          122,822,319
                         ------------------------------------------------------------------------------------------============

Statement of Net Assets
CONNECTICUT SERIES March 31, 1998

===============================================================================================================================
Other Assets, Less Liabilities (1.37)%
===============================================================================================================================
Cash and Receivables, Net of Liabilities                                                                           $ (1,663,249)
===============================================================================================================================
Net Assets 100.00%                                                                                                 $121,159,070
===============================================================================================================================

                         Net asset value ($121,159,070 / 11,527,308 shares outstanding)                                  $10.51

                         *     This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                         +     Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                         ++    The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                               March 31, 1998. See page 1 for additional information.
                         +++   Income from these investments may be subject to the Alternative Minimum
                               Tax. See Notes to Financial Statements.

Statement of Net Assets
MISSOURI SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
Prerefunded 25.84%       Cape Girardeau MO Wtrwks Sys Rev FGIC+ 6.40% 3/1/2012             AAA       $ 1,150M      $  1,246,313

                         Central MO St Univ MBIA+ 7% 7/1/2014                              AAA           150M           165,938

                         Kansas City MO Arpt Rev Ser B CGIC+ 6 7/8% 9/1/2014               AAA         1,490M         1,722,813

                         Kansas City MO Muni Assistance Corp Rev AMBAC+ 6 5/8%
                         4/15/2015                                                         AAA         5,000M         5,450,000

                         Kansas City MO Muni Assistance Corp Rev AMBAC+ 7 1/8%
                         4/15/2016                                                         AAA           805M           870,406

                         Missouri St Health & Ed Facs Rev/Christian Health FGIC+
                         6 7/8% 2/15/2013                                                  AAA         2,100M         2,296,875

                         Missouri St Health & Ed Facs Rev/St Lukes MBIA+
                         7% 11/15/2013                                                     AAA         1,030M         1,148,450

                         Missouri St Regional Convention Ser A 6.90% 8/15/2021             AAA        10,750M        12,160,938

                         Platte Co MO Reorg Sch Dist Ctfs 7 1/8% 1/1/2011                  AAA           500M           526,250

                         Puerto Rico Elec Pwr Auth RIBS FSA+ 8.473% 7/1/2023++             AAA         2,500M         2,903,125

                         Springfield MO Sch Dist No 12 Ser A FGIC+ 6 3/4% 3/1/2011         AAA         1,225M         1,315,344

                         St Louis MO Land Clearance Rev 7 3/4% 7/1/2021                    AAA         2,190M         2,433,638

                         St Louis MO Regl Convention &Sports Complex Auth Ser C
                         7.90% 8/15/2021                                                   AAA         2,000M         2,357,500

                         University of MO Rev Ser A AMBAC+ 6 1/2% 11/1/2011                AAA         2,000M         2,157,500

                         Total                                                                                       36,755,090
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Missouri St Ser A 5 1/2% 8/1/2021                                 AAA         1,000M         1,037,500
State 8.36%
                         Puerto Rico Commonwealth RIBS MBIA+ 7.884% 7/1/2008++             AAA         1,000M         1,126,250

                         Puerto Rico Commonwealth RIBSFSA+ 8.132% 7/1/2020++               AAA         4,000M         4,460,000

                         Puerto Rico Commonwealth Zero Coupon 7/1/2018                       A         2,500M           893,750

                         Puerto Rico Commonwealth 4 1/2% 7/1/2023                            A         2,500M         2,253,125

                         Puerto Rico Commonwealth 5% 7/1/2026                                A         2,200M         2,125,750

                         Total                                                                                       11,896,375
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Columbia MO Spcl Oblig Cap Imp 5 1/2% 2/1/2016                      A           500M           509,375
Local 2.99%
                         Fort Zumwalt MO Sch Dist Impt Corp Leasehold Rev
                         AMBAC+ 5.60% 3/1/2017                                             Aaa           500M           514,375

                         Greene Co MO Reorg Sch Dist Direct Dep 5 3/4% 3/1/2016             AA         1,785M         1,876,481

                         St Louis MO Sch Dist FGIC+ 6% 4/1/2012                            AAA         1,275M         1,357,875

                         Total                                                                                        4,258,106
-------------------------------------------------------------------------------------------------------------------============
Education 6.07%          Missouri St Health & Ed Facs Rev/Lutheran Senior Service
                         5 7/8% 2/1/2023                                                   BBB*          500M           515,625

                         Missouri St Health & Ed Facs Rev/Maryville Univ Ed
                         5 3/4% 6/15/2017                                                  Baa           400M           415,000

                         Missouri St Health & Ed Facs Rev/St Louis Univ HS 6.35%
                         10/1/2014                                                           A         2,000M         2,170,000

                         Missouri St Health & Ed Facs Rev/Wash Univ 5% 11/15/2037           AA         2,000M         1,932,500

Statement of Net Assets
MISSOURI SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         University of MO Rev 5 1/2% 11/1/2017                              AA       $ 3,500M      $  3,600,625

                         Total                                                                                        8,633,750
-------------------------------------------------------------------------------------------------------------------============

Finance 4.34%            Blue Spring MO Pub Bldg Auth LeaseholdRev Ser A FGIC+
                         5 1/8% 9/1/2016                                                   AAA         1,130M         1,137,063

                         Kansas City MO Muni Assistance Corp Rev MBIA+ 5 1/8%
                         4/15/2015                                                         AAA         5,000M         5,043,750

                         Total                                                                                        6,180,813
-------------------------------------------------------------------------------------------------------------------============
Health and Hospital      Hannibal MO Ind Dev Auth Health Facs Rev Ser A FSA+
17.73%                   5 5/8% 3/1/2012                                                   AAA         2,170M         2,308,338

                         Hannibal MO Ind Dev Auth Health Facs Rev Ser A FSA+
                         5 3/4% 3/1/2022                                                   AAA         1,250M         1,318,750

                         Jackson Co MO Ind Dev Rev/St Joseph Health Ctr
                         7% 7/1/2022                                                       Baa         1,500M         1,650,000

                         Missouri St Health & Ed Facs Rev/BJC Health Ser A
                         6 1/2% 5/15/2020                                                   AA         4,900M         5,512,500

                         Missouri St Health & Ed Facs Rev/Health Midwest Ser B
                         MBIA+ 6 1/4% 2/15/2022                                            AAA         7,175M         7,713,125

                         Missouri St Health & Ed Facs Rev/Heartland Health Sys
                         AMBAC+ 6.35% 11/15/2017                                           AAA         3,600M         3,919,500

                         Missouri St Health & Ed Facs Rev/SSM Health Care Ser AA
                         MBIA+ 6 1/4% 6/1/2016                                             AAA         2,250M         2,427,187

                         Puerto Rico Ind Tourist Ed 5 5/8% 7/1/2017                        BBB           375M           380,625

                         Total                                                                                       25,230,025
-------------------------------------------------------------------------------------------------------------------============
Housing 5.64%            Missouri St Hsg Dev Comm Mtge Rev Ser A
                         GNMA+ AMT+++ 6 3/4% 6/1/2024                                      AAA           350M           373,187

                         Missouri St Hsg Dev Comm Mtge Rev Ser A
                         GNMA+ AMT+++ 6.22% 3/1/2026                                       AAA         5,000M         5,312,500

                         Missouri St Hsg Dev Comm Mtge Rev Ser B
                         GNMA+ AMT+++ 6.40% 12/1/2024                                      AAA         2,125M         2,239,219

                         Puerto Rico Hsg Fin Corp Mtge Rev Ser A GNMA+ 7.80%
                         10/15/2021                                                        AAA            10M            10,287

                         Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA+ 7.65%
                         10/15/2022                                                        AAA            80M            84,900

                         Total                                                                                        8,020,093
-------------------------------------------------------------------------------------------------------------------============
Industrial Revenue       Missouri St Environmental Imp & Energy Rev/Union Elec
Bonds 2.71%              Ser A 7.40% 5/1/2020                                               AA           550M           594,000

                         Puerto Rico Tel Auth Rev RIBS MBIA+ 6.718% 1/25/2007++            AAA         2,000M         2,192,500

                         Puerto Rico Tel Auth Rev RIBS MBIA+ 7.168% 1/16/2015++            AAA         1,000M         1,065,000

                         Total                                                                                        3,851,500
-------------------------------------------------------------------------------------------------------------------============
Miscellaneous 3.42%      Clay Co MO Pub Bldg Auth Leasehold Rev FGIC+ 7% 5/15/2014         AAA         1,000M         1,140,000

                         St Louis MO Ind Dev Rev Arena Prjt AMT+++ 7 7/8% 12/1/2024       BBB*         2,000M         2,212,500

                         St Louis MO Land Clearance Redev Auth Rev Ser A MBIA+
                         5 1/8% 7/1/2021                                                   AAA         1,000M           998,750

                         St Louis MO Land Clearance Redev Auth Rev Ser B MBIA+
                         5.30% 7/1/2016                                                    AAA           500M           510,625

                         St Louis MO Pkg Facs Rev MBIA+ 5 3/8% 12/15/2021                  AAA            10M            10,212

                         Total                                                                                        4,872,087
-------------------------------------------------------------------------------------------------------------------============
Pollution Control        Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev
Revenue 8.12%            6.55% 7/1/2014                                                     Aa         3,000M         3,270,000

                         Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev
                         5 3/4% 1/1/2016                                                    Aa         2,400M         2,544,000

                         Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev
                         5 5/8% 7/1/2016                                                    Aa           900M           948,375

                         Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev
                         7.20% 7/1/2016                                                     Aa         2,250M         2,604,375

                         Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev
                         5.90% 1/1/2019                                                     Aa         2,050M         2,180,687

                         Total                                                                                       11,547,437
-------------------------------------------------------------------------------------------------------------------============
Transportation 7.70%     Puerto Rico Elec Pwr Rev Auth 5% 7/1/2028                         BBB         2,100M         2,008,125
Power 1.41%
                         Lake Of The Ozarks Co Brdg Corp MO Brdg Sys Rev 5 1/4%
                         12/1/2020                                                        BBB*         1,500M         1,477,500

                         Lake Of The Ozarks Co Brdg Corp MO Brdg SysRev 5 1/4%
                         12/1/2026                                                        BBB*         3,000M         2,928,750

                         Puerto Rico Commonwealth Hwy & Trans Auth Trans Rev 5%
                         7/1/2038                                                            A         2,000M         1,897,500

                         Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y
                         5 1/2% 7/1/2036                                                     A         1,250M         1,304,687

                         St Louis MO Arpt Rev FGIC+ AMT+++ 5 1/4% 7/1/2022                 AAA         2,210M         2,210,000

Statement of Net Assets
MISSOURI SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         St Louis MO Arpt Rev FGIC+ AMT+++ 5 1/4% 7/1/2027                 AAA       $ 1,135M      $  1,135,000

                         Total                                                                                       10,953,437
-------------------------------------------------------------------------------------------------------------------============
Water and Sewer 5.03%    Kansas City MO Wtr Rev Ser D 7th Issue 6.65% 12/1/2013             AA         2,800M         3,136,000

                         Missouri St Environmental Imp Energy Res Auth Fac Rev
                         MBIA+ AMT+++ 5.95% 11/1/2019                                      AAA         1,500M         1,586,250

                         St Louis MO Wtr Rev FGIC+ 6% 7/1/2014                             AAA         2,250M         2,435,625

                         Total                                                                                        7,157,875
                         ------------------------------------------------------------------------------------------============
                         Total Municipal Bonds 99.36% (Cost $132,476,569)                                           141,364,713
===============================================================================================================================
Other Assets, Less Liabilities 0.64%
===============================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                911,435
===============================================================================================================================
Net Assets 100.00%                                                                                                 $142,276,148
===============================================================================================================================
                         Net asset value ($142,276,148 / 26,981,995 shares outstanding)                                   $5.27

                         *     This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                         +     Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                         ++    The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                               March 31, 1998. See page 1 for additional information.
                         +++   Income from these investments may be subject to the Alternative Minimum
                               Tax.
                               See Notes to Financial Statements.

Statement of Net Assets
HAWAII SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
Prerefunded 25.27%       Hawaii St Dept Bdg & Fin/Pali Moni Med Ctr 7.60% 7/1/2010         AAA       $   200M      $    225,000

                         Hawaii St Dept Bdg & Fin/Pali Moni Med Ctr 7.65% 7/1/2019         AAA         1,000M         1,126,250

                         Hawaii St Dept Bdg & Fin/Queens Med Hosp FGIC+ 6 1/2%
                         7/1/2012                                                          AAA           250M           251,783

                         Hawaii St G.O. Ser B-R 7% 6/1/2009                                AAA         1,000M         1,062,500

                         Hawaii St G.O. Ser B-R 7% 6/1/2010                                AAA         2,430M         2,581,875

                         Hawaii St G.O. Ser B-S 7 1/8% 9/1/2009                            AAA           700M           756,875

                         Honolulu HI City & Co G.O. 7.10% 6/1/2006                         AAA         1,000M         1,072,500

                         Honolulu HI City & Co G.O. Ser C 7.15% 6/1/2008                   AAA           500M           537,500

                         Honolulu HI City & Co G.O. Ser C 7.15% 6/1/2010                   AAA         1,000M         1,075,000

                         Honolulu HI City & Co G.O. Ser D 6.90% 12/1/2010                  AAA           400M           432,500

                         Honolulu HI City & Co Ser B 6.90% 10/1/2002                       AAA           100M           103,101

                         Maui Co Hawaii Ser A AMBAC+ 6.80% 12/1/2009                       AAA         1,000M         1,078,750

                         Puerto Rico Commonwealth 6.35% 7/1/2010                           AAA         1,285M         1,453,656

                         Puerto Rico Commonwealth 7 5/8% 7/1/2010                          AAA           200M           219,500

                         Puerto Rico Commonwealth 6.45% 7/1/2017                           AAA         2,300M         2,616,250

                         Puerto Rico Commonwealth 6 1/2% 7/1/2023                          AAA         1,250M         1,425,000

                         Puerto Rico Commonwealth 6% 7/1/2026                              AAA         1,000M         1,138,750

                         Puerto Rico Commonwealth Hwy Ser Q 7 3/4% 7/1/2010                AAA           525M           577,500

                         Puerto Rico Elec Pwr Auth RIBS FSA+ 8.473% 7/1/2023++             AAA         1,500M         1,741,875

                         Puerto Rico Pub Bldg Auth Ser K 6 7/8% 7/1/2012                   AAA           450M           504,562

                         Total                                                                                       19,980,727
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Hawaii St 8% 1/1/2013                                             AAA         2,000M         2,647,500
State 14.93%
                         Hawaii St FGIC+ 5% 10/1/2016                                      AAA         1,000M           991,250

                         Hawaii St 5% 10/1/2017                                            AAA            95M            93,694

                         Hawaii St Ser B-Z 6% 10/1/2010                                     AA           500M           560,625

                         Hawaii St Ser B-Z 6% 10/1/2012                                     AA           500M           561,875

Statement of Net Assets
HAWAII SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Puerto Rico Commonwealth RIBS FSA+ 8.132% 7/1/2020++              AAA        $3,000M       $ 3,345,000

                         Puerto Rico Commonwealth 4 1/2% 7/1/2023                            A         4,000M         3,605,000

                         Total                                                                                       11,804,944
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Hawaii Co HI Ser A FGIC+ 5.60% 5/1/2013                           AAA         1,780M         1,913,500
Local 9.30%
                         Honolulu HI City & Co FGIC+ 6% 12/1/2015                          AAA         1,000M         1,120,000

                         Honolulu HI City & Co Ser A MBIA+ 5% 11/1/2015                    AAA         1,500M         1,492,500

                         Honolulu HI City & Co Ser A FGIC+ 5 1/2% 9/1/2016                 AAA         1,000M         1,040,000

                         Honolulu HI City & Co 5% 11/1/2016                                AAA           500M           495,625

                         Kauai Co HI Ser B MBIA+ 5 1/4% 8/1/2017                           AAA           195M           197,194

                         Maui Co HI Ser A MBIA+ 5 3/4% 6/1/2016                            AAA         1,035M         1,093,219

                         Total                                                                                        7,352,038
-------------------------------------------------------------------------------------------------------------------============
Education 0.37%          University of HI Ser G AMBAC+ 5.45% 10/1/2006                     AAA           275M           291,155
-------------------------------------------------------------------------------------------------------------------============
Health and Hospital      Hawaii St Dept Bdg & Fin Spcl Purp Rev Kapi'olani
11.54%                   6.20% 7/1/2016                                                      A         1,000M         1,080,000

                         Hawaii St Dept Bdg & Fin Spcl Purp Rev Kapi'olani 6 1/4%
                         7/1/2021                                                            A         2,000M         2,167,500

                         Hawaii St Dept Bdg & Fin Wilcox Mem Hosp 5 1/4% 7/1/2013          BBB         1,200M         1,186,500

                         Hawaii St Dept Bdg & Fin Wilcox Mem Hosp 5 1/2% 7/1/2028          BBB         1,750M         1,747,813

                         Hawaii St Dept Bdg & Fin/St Francis Hosp CGIC+ 6 1/2%
                         7/1/2022                                                          AAA         1,200M         1,305,000

                         Puerto Rico Ind Med & Environmental/St Luke Hosp 6 1/4%
                         6/1/2010                                                            A         1,390M         1,468,188

                         Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
                         Fac Gr A MBIA+ 6 1/4% 7/1/2024                                    AAA           150M           164,625

                         Total                                                                                        9,119,626
-------------------------------------------------------------------------------------------------------------------============
Housing 3.37%            Hawaii St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg
                         Prjt AMBAC+ 5.70% 10/1/2025                                       AAA           500M           521,875

                         Hawaii St Hsg Fin & Dev Corp Ser A FNMA+ AMT+++ 7.10%
                         7/1/2024                                                           Aa           960M         1,032,000

                         Hawaii St Hsg Fin & Dev Corp/Univ of HI Faculty Hsg Prjt
                         AMBAC+ 5.65% 10/1/2016                                            AAA         1,000M         1,055,000

                         Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA+ 7.65%
                         10/15/2022                                                        AAA            50M            53,062

                         Total                                                                                        2,661,937
-------------------------------------------------------------------------------------------------------------------============
Industrial Revenue       Puerto Rico Ind Med & Environmental Ctrl/Baxter
Bonds 4.43%              Lab Ser A 8% 9/1/2012                                               A         1,000M         1,046,430

                         Puerto Rico Ind Med & Environmental/Warner Lambert
                         7.60% 5/1/2014                                                     Aa         1,500M         1,600,950

                         Puerto Rico Tel Auth Rev RIBS MBIA+ 7.168% 1/16/2015++            AAA           800M           852,000

                         Total                                                                                        3,499,380
-------------------------------------------------------------------------------------------------------------------============
Power 21.01%             Hawaii St Dept Bdg & Fin Citizen Utilities Linked Sav
                         LINK 5.538% 12/15/2023++                                          AAA         7,000M         7,052,500

                         Hawaii St Dept Bdg & Fin Citizen Utilities RIBS AMT+++
                         7.04% 12/15/2023++                                                AAA         1,500M         1,524,375

                         Hawaii St Dept Bdg & Fin Spcl Purp Rev HI Elec MBIA+
                         4.95% 4/1/2012                                                    AAA         1,000M           998,750

                         Hawaii St Dept Bdg & Fin/HI Elec Ser A MBIA+ AMT+++
                         6.60% 1/1/2025                                                    AAA         2,795M         3,102,450

                         Hawaii St Dept Bdg & Fin/HI Elec Ser C MBIA+ AMT+++
                         7 3/8% 12/1/2020                                                  AAA         2,500M         2,734,375

                         Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                   BBB           365M           384,163

                         Puerto Rico Elec Pwr Auth Ser U 6% 7/1/2014                         A           750M           813,750

                         Total                                                                                       16,610,363
-------------------------------------------------------------------------------------------------------------------============
Transportation 9.38%     Hawaii St Arpt Sys Rev Ser M MBIA+ AMT+++ 7% 7/1/2018             AAA         2,125M         2,326,875

                         Hawaii St Arpt Sys Rev 2nd Ser FGIC+ AMT+++ 7 1/2%
                         7/1/2020                                                          AAA           445M           482,269

                         Hawaii St Arpt Sys Rev 2nd Ser MBIA+ AMT+++ 6 3/4%
                         7/1/2021                                                          AAA         2,745M         2,974,893

                         Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6 1/4% 7/1/2015            AAA           500M           543,125

                         Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6 3/8% 7/1/2024            AAA           500M           541,875

                         Puerto Rico Commonwealth Hwy Ser V 6 5/8% 7/1/2012                  A           500M           551,250

                         Total                                                                                        7,420,287
-------------------------------------------------------------------------------------------------------------------============
Water and Sewer 1.34%    Honolulu HI City & Co Bd Wtr Supply Wtr Sys Rev 5.80%
                         7/1/2021                                                           AA         1,000M         1,056,250
                         ------------------------------------------------------------------------------------------============
                         Total Municipal Bonds 100.94% (Cost $75,499,582)                                            79,796,707
                         ------------------------------------------------------------------------------------------============

Statement of Net Assets
HAWAII SERIES March 31, 1998

===============================================================================================================================
Other Assets, Less Liabilities (0.94)%
===============================================================================================================================
Cash and Receivables, Net of Liabilities                                                                           $   (740,837)
===============================================================================================================================
Net Assets 100.00%                                                                                                 $ 79,055,870
===============================================================================================================================

                         Net asset value ($79,055,870 / 15,380,009 shares outstanding)                                    $5.14

                         *     This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                         +     Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                         ++    The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                               March 31, 1998. See page 1 for additional information.
                         +++   Income from these investments may be subject to the Alternative Minimum
                               Tax.

                               See Notes to Financial Statements.

Statement of Net Assets
WASHINGTON SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
Prerefunded 33.60%       Douglas Co WA Pub Util Dist No 1 Wells Hydroelec Ser A
                         8 3/4% 9/1/2018                                                   AAA       $   150M      $    201,750

                         Lewis Co WA Pub Util Dist No Cowlitz Falls Hydroelec 7%
                         10/1/2022                                                         AAA           500M           554,375

                         Mason Co WA Pub Util Dist 6.35% 1/1/2013                          AAA         1,040M         1,131,000

                         Mount Vernon WA AMBAC+ 6.85% 12/1/2014                            AAA         1,285M         1,472,931

                         Pike Place Mkt Preservation Ser A 6.60% 12/1/2021                 AAA         2,000M         2,160,000

                         Puerto Rico Elec Pwr Auth RIBS FSA+ 8.473% 7/1/2023++             AAA         3,500M         4,064,375

                         Renton WA Wtr & Sewer Rev 6.55% 11/1/2013                         AAA         1,000M         1,125,000

                         Seattle WA Muni Metro Ser T 6 7/8% 1/1/2014                       AAA           500M           533,125

                         Tacoma WA Elec Sys Rev FGIC+ 7 3/8% 1/1/2009                      AAA           500M           528,125

                         Tacoma WA Elec Sys Rev RIBS AMBAC+ 9.043% 1/2/2015++              AAA         4,500M         5,231,250

                         Washington St 6 3/8% 2/1/2014                                     AAA         2,000M         2,165,000

                         Washington St Pub Pwr Supply 6 7/8% 7/1/2017                       AA         1,500M         1,648,125

                         Washington St Pub Pwr Supply Ser C 8% 7/1/2017                    AAA           475M           523,094

                         Total                                                                                       21,338,150
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Puerto Rico Commonwealth Zero Coupon 7/1/2017                       A         1,000M           377,500
State 11.92%
                         Puerto Rico Commonwealth 4 1/2% 7/1/2023                            A         2,500M         2,253,125

                         Washington St Ser A 5 3/4% 9/1/2019                                AA         1,150M         1,210,375

                         Washington St Ser B 5 3/4% 5/1/2016                                AA         3,550M         3,727,500

                         Total                                                                                        7,568,500
-------------------------------------------------------------------------------------------------------------------============
General Obligation       King Co WA 4 1/2% 1/1/2024                                         AA           320M           287,600
Local 0.64%
                         Whatcom Co WA 5 3/4% 12/1/2012                                      A           115M           119,025

                         Total                                                                                          406,625
-------------------------------------------------------------------------------------------------------------------============
Education 2.20%          Washington St Higher Ed Facs Auth MBIA+ 4 3/4% 4/1/2022           AAA         1,195M         1,112,844

                         Washington St Higher Ed Facs Auth Rev CNLA 7% 10/1/2015           AAA           250M           281,562

                         Total                                                                                        1,394,406
-------------------------------------------------------------------------------------------------------------------============
Health and Hospital      Washington St Health Care Facs Auth 5% 8/15/2021                   AA         1,575M         1,512,000
3.73%
                         Washington St Health Care Facs Rev CNLA+ 6% 12/1/2008             AAA           770M           856,625

                         Total                                                                                        2,368,625
-------------------------------------------------------------------------------------------------------------------============
Housing 12.16%           Bellingham WA Hsg Auth MBIA+ 5.20% 11/1/2027                      Aaa         2,000M         1,972,500

                         Skagit Co WA Hsg Auth Low Income Hsg Assistance Coll
                         GNMA+ 7% 6/20/2035                                                AAA           750M           833,437

                         Snohomish Co WA Hsg Auth Rev AMT+++ 6.40% 5/1/2027                  A           500M           533,125

                         Vancouver WA Hsg Auth Rev 5 1/2% 3/1/2028                         BBB*        1,000M           968,750

Statement of Net Assets
WASHINGTON SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Washington St Hsg Fin Comm GNMA+ AMT+++ 6.30% 12/1/2027           Aaa       $ 1,000M      $  1,070,000

                         Washington St Hsg Fin Comm Sing Fam Mtge Rev
                         GNMA+ AMT+++ 6.65% 7/1/2016                                       AAA           670M           690,938

                         Washington St Hsg Fin Comm Sing Fam Mtge Rev
                         GNMA+ AMT+++ 7.05% 7/1/2022                                       AAA         1,520M         1,653,000

                         Total                                                                                        7,721,750
-------------------------------------------------------------------------------------------------------------------============
Industrial Revenue       Puerto Rico Tel Auth Rev RIBS MBIA+ 7.168% 1/16/2015++            AAA           500M           532,500
-------------------------------------------------------------------------------------------------------------------============
Miscellaneous 1.01%      Bellevue WA Convention Ctr Auth Spcl Oblig Rev MBIA
                         Zero Coupon 2/1/2024                                              AAA         1,400M           371,000

                         Spokane WA Pub Facs Dist AMBAC+ 6 1/2% 1/1/2018                   AAA           250M           268,750

                         Total                                                                                          639,750
-------------------------------------------------------------------------------------------------------------------============
Power 19.14%             Chelan Co WA Pub Util Dist Ser A MBIA+ AMT+++ 6.40%
                         7/1/2017                                                          AAA         1,000M         1,115,000

                         Chelan Co WA Pub Util Dist Ser D MBIA+ AMT+++ 6.35%
                         7/1/2028                                                          AAA         2,425M         2,694,781

                         Douglas Co WA Pub Util Dist No 1 Wells Hydroelec
                         AMBAC+ 8 3/4% 9/1/2006                                            AAA         5,460M         6,538,350

                         Douglas Co WA Pub Util Dist No 1 Wells Hydroelec 8 3/4%
                         9/1/2018                                                            A           350M           448,437

                         Washington St Pub Supply Ser B 7 3/8% 7/1/2004                     Aa         1,250M         1,356,250

                         Total                                                                                       12,152,818
-------------------------------------------------------------------------------------------------------------------============
Transportation 6.69%     Port Kalama WA Rev Ser B 5 5/8% 12/1/2015                         Baa           400M           410,000

                         Port Seattle WA Rev Ser B AMT+++ 7.60% 12/1/2009                   AA           750M           828,750

                         Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                   AA           250M           273,125

                         Port Tacoma WA AMBAC+ AMT+++ 5.30% 12/1/2017                      AAA           750M           754,688

                         Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y
                         5 1/2% 7/1/2036                                                     A         1,900M         1,983,125

                         Total                                                                                        4,249,688
-------------------------------------------------------------------------------------------------------------------============
Water and Sewer 6.02%    Pasco WA Wtr & Sewer Rev MBIA+ 6.40% 6/1/2014                     AAA           865M           952,581

                         Richland WA Wtr & Sewer Rev MBIA+ 6 1/4% 4/1/2012                 AAA           250M           265,938

                         Seattle WA Drain & Wtr 5 3/4% 12/1/2022                            AA         1,500M         1,561,875

                         Seattle WA Wtr Sys Rev 5 1/4% 12/1/2023                            AA         1,040M         1,045,200

                         Total                                                                                        3,825,594
                         ------------------------------------------------------------------------------------------============
                         Total Municipal Bonds 97.95% (Cost $58,496,117)                                             62,198,406
===============================================================================================================================
Other Assets, Less Liabilities 2.05%
===============================================================================================================================
Short-Term Securities    California St 4 1/2% 6/30/1998 (Cost $400,688)                    AAA           400M           400,712
-------------------------------------------------------------------------------------------------------------------============
Cash and Receivables,
Net of Liabilities                                                                                                      903,975
                         ------------------------------------------------------------------------------------------============
                         Total Other Assets, Less Liabilities                                                         1,304,687
===============================================================================================================================
Net Assets 100.00%                                                                                                  $63,503,093
===============================================================================================================================

                         Net asset value ($63,503,093 / 12,106,635 shares outstanding)                                    $5.25

                         *     This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                         +     Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                         ++    The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                               March 31, 1998. See page 1 for additional information.
                         +++   Income from these investments may be subject to the Alternative Minimum
                               Tax.

                               See Notes to Financial Statements.

Statement of Net Assets
MINNESOTA SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
Prerefunded 27.81%       Brainerd MN Health Care Facs/Benedictine Health/St
                         Joseph Prjt 8 3/8% 2/15/2020                                      AAA       $   775M      $    850,563

                         Minneapolis & St Paul MN Hsg & Redev Auth Health Care
                         Ser B 8% 8/15/2014                                                AAA           650M           719,875

                         Minneapolis MN Hosp Rev MN Childrens Med Ctr Prjt C
                         7.30% 12/1/2006                                                   AAA           200M           222,250

                         Minneapolis MN Hosp Rev MN Childrens Med Ctr Prjt C 7%
                         12/1/2020                                                         AAA           200M           220,500

                         Minnesota St Hsg Fin Agy Sing Fam Mtge 6.80% 8/1/2002             AAA         1,000M         1,061,250

                         Puerto Rico Commonwealth 6.45% 7/1/2017                           AAA           275M           312,813

                         St Louis Park MN Health Care Facs Rev 9 1/4% 1/1/2020             AAA           100M           110,500

                         Western MN Muni Pwr Agy MN 1977 Ser A 6 3/8% 1/1/2016             AAA           205M           228,062

                         Total                                                                                        3,725,813
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Minnesota St G.O. 5 1/4% 8/1/2014                                  AA           265M           270,630
State 2.02%
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Champlin MN MBIA+ 5.60% 2/1/2021                                  Aaa           250M           257,812
Local 19.42%
                         Chicago Lakes MN Indpt Sch Dist No 2144 MBIA+ 5% 2/1/2023         Aaa           250M           243,750

                         Lakeville MN Indpt Sch Dist No 194 FSA+ Zero Coupon
                         2/1/2016                                                          Aaa         1,140M           454,575

                         Minneapolis MN 5 1/8% 10/1/2020                                   Aaa           500M           504,375

                         Minneapolis MN Spcl Sch Dist FGIC+ 5 3/8% 2/1/2014                AAA           250M           256,563

                         North St Paul Maplewood MN Indpt Sch Dist 5 1/8% 2/1/2020          AA           400M           400,000

                         Princeton MN Indpt Sch Dist No 477 5% 2/1/2021                     Aa           500M           484,375

                         Total                                                                                        2,601,450
-------------------------------------------------------------------------------------------------------------------============
Education 10.74%         Minnesota St Higher Ed Facs Auth/Macalester Coll 5.55%
                         3/1/2017                                                           Aa           260M           271,050

                         Minnesota St Higher Ed Facs Auth/Univ St Thomas 5.35%
                         4/1/2017                                                            A           250M           254,375

                         Minnesota St Higher Ed Facs Auth/Univ St Thomas Ser 4-A1
                         5 5/8% 10/1/2016                                                    A           250M           259,375

                         Puerto Rico Indl Tourist Edl Med & Environmental American
                         Univ 5% 10/1/2022                                                 AAA           390M           379,763

                         University of MN 5 3/4% 7/1/2018                                   AA           250M           274,375

                         Total                                                                                        1,438,938
-------------------------------------------------------------------------------------------------------------------============
Health and Hospital      Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
14.82%                   Health One MBIA+ 6 3/4% 8/15/2014                                 AAA           245M           262,455

                         Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                         Children Hlth CGIC+ 5.70% 8/15/2016                               AAA           150M           158,438

                         Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                         Group Hlth Plan 6.90% 12/1/2022                                     A           300M           332,625

                         Minnesota Agric & Economic Dev Brd Rev Fairview Hosp
                         MBIA+ 5 1/2% 11/15/2017                                           Aaa           220M           229,900

                         Rochester MN Health Care Ser H RIBS 8.23% 11/15/2015++             AA           650M           748,312

                         St Paul MN Hsg & Redev Auth Hosp Rev 5.70% 11/1/2015              BBB           250M           253,750

                         Total                                                                                        1,985,480
-------------------------------------------------------------------------------------------------------------------============
Housing 11.31%           Minnesota St Hsg Fin Agy Sing Fam Mtge AMT+++ 5.85% 7/1/2019       AA           250M           257,813

                         Minnesota St Hsg Fin Agy Sing Fam Mtge Ser B-1 RMK
                         AMT+++ 6 3/4% 1/1/2026                                             AA            95M           101,294

                         Minnesota St Hsg Fin Agy Sing Fam Mtge Ser D AMT+++                AA           250M           266,563
                         6.40% 7/1/2015

                         Minnesota St Hsg Fin Agy Sing Fam Mtge Ser E RMK                   AA           250M           261,875
                         5.90% 7/1/2025

                         Minnesota St Hsg Fin Agy Sing Fam Mtge Ser G AMT+++                AA          250M           264,063
                         6 1/4% 7/1/2026

                         Minnesota St Hsg Fin Agy Sing Fam Mtge Ser B AMT+++                AA           250M           256,563
                         5.65% 7/1/2022

                         St Louis Park MN Multi-Fam Hsg FHA+ 6.15% 12/1/2016                Aa           100M           106,875

                         Total                                                                                        1,515,046
-------------------------------------------------------------------------------------------------------------------============
Miscellaneous 5.04%      St Cloud MN Ctfs Partn 5.90% 12/1/2017                            BBB           200M           204,000

                         St Paul MN 4 3/4% 2/1/2019                                         AA           250M           237,187

Statement of Net Assets
MINNESOTA SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         St Paul MN Ctfs Partn 4 3/4% 2/1/2025                              AA       $   250M      $    234,375

                         Total                                                                                          675,562
-------------------------------------------------------------------------------------------------------------------============
Pollution Control        Minnesota Pub Facs Auth Wtr 4 3/4% 3/1/2017                       AAA           300M           285,750
Revenue 2.14%
-------------------------------------------------------------------------------------------------------------------============
Water and Sewer 2.06%    Marshall MN Elec & Wtr Util FSA+ 6.45% 7/1/2011                   AAA           150M           164,062

                         Minnesota Pub Facs Auth Wtr Poll Ctrl Rev Ser A 6 1/4%
                         3/1/2016                                                          AAA           100M           111,500

                         Total                                                                                          275,562
                         ------------------------------------------------------------------------------------------============
                         Total Municipal Bonds 95.36% (Cost $12,446,683)                                             12,774,231
===============================================================================================================================
Other Assets, Less Liabilities 4.64%
===============================================================================================================================
Cash                                                                                                                    512,978
-------------------------------------------------------------------------------------------------------------------============
Receivable for:          Interest                                                                                       157,595

                         Capital stock sold                                                                               4,766

                         Total Other Assets                                                                             675,339
                         ------------------------------------------------------------------------------------------============
Payable for:             Capital stock reacquired                                                                         3,000

                         Distributions                                                                                   41,834

                         Other                                                                                            9,008
                         ------------------------------------------------------------------------------------------------------
                         Total Other Assets, Less Liabilities                                                           621,497
===============================================================================================================================
Net Assets 100.00%                                                                                                  $13,395,728
===============================================================================================================================

                         Net asset value ($13,395,728 / 2,631,346 shares outstanding)                                     $5.09

                         *     This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                         +     Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                         ++    The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                               March 31, 1998. See page 1 for additional information.
                         +++   Income from these investments may be subject to the Alternative Minimum
                               Tax.

                               See Notes to Financial Statements.

Statement of Net Assets
CALIFORNIA SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
Prerefunded 26.24%       California Ed Fac Auth Rev/Loyola Marymount Univ Ser B
                         6.60% 10/1/2022                                                   AAA       $ 1,900M      $  2,120,875

                         California St Dept Wtr Res Cent Valley Prjt Rev Wtr Sys
                         Ser P 6.10% 12/1/2029                                             AAA         5,000M         5,650,000

                         Capistrano CA Unified Sch Dist Co Fac Dist Spcl Tax
                         8 3/8% 10/1/2020                                                  AAA         2,500M         2,803,125

                         East Bay CA Muni Util Dist Wtr Sys Rev AMBAC+ 6 1/2%
                         6/1/2017                                                          AAA         9,935M        11,350,738

                         East Bay Muni Wtr Sys MBIA+ 7 1/2% 6/1/2018                       AAA         1,750M         1,909,688

                         Local Govt Fin/Anaheim Redev 8.20% 9/1/2015                       AAA         1,500M         1,557,345

                         Los Angeles CA Convention Ctfs Ser A 7 3/8% 8/15/2018             AAA         6,900M         7,331,250

                         Los Angeles CA Trans Comm Sales Tax Rev MBIA+ 7% 7/1/2019         AAA         4,960M         5,251,400

                         North City West CA Sch Facs Fin Auth Spcl Tax Ser A 7.85%
                         9/1/2019                                                          AAA         1,525M         1,639,375

                         Northern CA Transmission Rev Ser A MBIA+ 7% 5/1/2024              AAA         1,750M         1,881,250

                         Puerto Rico Commonwealth 6% 7/1/2026                              AAA         1,000M         1,138,750

                         Puerto Rico Commonwealth Hwy Auth Rev Ser Q 8% 7/1/2018           AAA         3,500M         3,867,500

                         Sacramento CA Muni Util Dist Elec Rev MBIA+ 6 3/8%
                         8/15/2022                                                         AAA         1,000M         1,106,250

                         San Francisco CA Bay Area Rapid Trans Dist Sales Tax Rev
                         FGIC+ 6.60% 7/1/2012                                              AAA         1,540M         1,684,375

                         San Francisco CA City & Co Pub Util Wtr Rev 6 1/2%
                         11/1/2017                                                         AAA         7,000M         7,682,500

                         Santa Clara CA Ctfs 7.80% 11/1/2013                               AAA         1,295M         1,396,981

Statement of Net Assets
CALIFORNIA SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Santa Clara CA Elec Rev Ser A MBIA+ 6 1/4% 7/1/2019               AAA       $ 3,890M      $  4,215,787

                         Vallejo CA Rev Wtr Imp FGIC+ 6 1/2% 11/1/2014                     AAA         6,565M         7,443,069

                         Total                                                                                       70,030,258
-------------------------------------------------------------------------------------------------------------------============
General Obligation       Puerto Rico Commonwealth 4 1/2% 7/1/2023                            A         4,000M         3,605,000
State 1.35%

General Obligation       Fresno CA Uni Sch Dist Ser C FSA+ 5 3/8% 8/1/2021                 AAA         2,000M         2,032,500
Local 0.76%

Education 12.36%         California Ed Facs Auth Rev/Pooled College Proj 6.30%
                         4/1/2021                                                          Baa         1,000M         1,078,750

                         California Ed Facs Auth Rev/Sanford Univ Ser M 5 1/4%
                         12/1/2026                                                         AAA         3,200M         3,204,000

                         California Ed Facs Auth Rev/Univ of San Francisco MBIA+
                         6% 10/1/2016                                                      AAA         1,500M         1,638,750

                         California Ed Facs Auth Rev/Univ of San Francisco MBIA+
                         6% 10/1/2026                                                      AAA        10,500M        11,431,875

                         California St Univ Rev FGIC+ 5.90% 11/1/2021                      AAA         7,700M         8,248,625

                         University CA Rev AMBAC+ 6% 7/1/2026                              AAA         6,825M         7,371,000

                         Total                                                                                       32,973,000
-------------------------------------------------------------------------------------------------------------------============
Health and Hospital      California Health Fac Auth Rev/Cedarknoll CA MTG+ 7 1/2%
1.54%                    8/1/2020                                                            A         1,000M         1,082,500

                         California Health Fac Auth Rev/San Diego Hosp Assn
                         MBIA+ 6.95% 10/1/2021                                             AAA         2,750M         3,035,312

                         Total                                                                                        4,117,812
-------------------------------------------------------------------------------------------------------------------============
Housing 6.58%            California Hsg Fin Agy Rev Home Mtge Ser A 7 3/8% 8/1/2017         Aa         7,085M         7,430,394

                         California St Hsg Fin Agy Home Mtge Rev Ser L
                         MBIA+ AMT+++ 6.40% 8/1/2027                                       AAA         6,625M         7,130,156

                         California St Vet Bonds 5.45% 12/1/2028                             A         3,000M         3,007,500

                         San Diego CA Sing Fam Mtge Rev 9.20% 7/15/2016                     Aa             5M             5,394

                         Total                                                                                       17,573,444
-------------------------------------------------------------------------------------------------------------------============
Miscellaneous 7.42%      Anaheim CA Pub Fing Auth Lease Rev FSA+ Zero Coupon
                         9/1/2036                                                          AAA        33,150M         4,392,375

                         California St Pub Wks Bd Lease Rev 5 1/4% 10/1/2017                 A         1,000M         1,001,250

                         California St Pub Wks Bd Lease Rev Ref Various Comm PJ-B
                         AMBAC+ 5 5/8% 3/1/2019                                            AAA         3,000M         3,146,250

                         Concord CA Redev Agy 3rd Ser MBIA+ 8% 7/1/2018                    AAA            35M            36,038

                         Los Angeles Co CA Pub Wks Fing Auth Rev 5% 10/1/2016               AA         5,375M         5,274,219

                         Orange Co CA Recovery Cts Partner Ser A MBIA+ 6% 7/1/2026         AAA         3,205M         3,473,419

                         San Jose CA Redev Agy Tax Allocation 5 1/4% 8/1/2029                A         2,500M         2,465,625

                         Total                                                                                       19,789,176
-------------------------------------------------------------------------------------------------------------------============
Pollution Control        California Poll Ctrl Rev/So CA Edison AMBAC+ AMT+++ 6.40%
Revenue 4.10%            12/1/2024                                                         AAA        10,000M        10,950,000
-------------------------------------------------------------------------------------------------------------------============
Power 12.12%             Los Angeles CA Dept Wtr & Pwr Elec Plt Rev FGIC+ 5.40%
                         11/15/2031                                                        AAA         1,000M         1,012,500

                         Northern CA Transmission Rev MBIA+ 6 1/2% 5/1/2016                AAA         4,250M         4,643,125

                         Northern CA Transmission Rev RIBS MBIA+ 6.812%
                         4/29/2024++                                                       AAA         8,500M         8,776,250

                         Palo Alto CA Util Rev Ser A 6 1/4% 6/1/2020                        AA         2,860M         3,167,450

                         Puerto Rico Elec Pwr Auth Rev  4 3/4% 7/1/2024                      A         2,000M         1,857,500

                         Puerto Rico Elec Pwr Auth Rev 5% 7/1/2028                           A         3,500M         3,346,875

                         Puerto Rico Elec Pwr Auth Rev Ser D 7 1/8% 7/1/2014               AAA           500M           526,250

                         Sacramento CA Muni Util Dist Elec Rev RIBS FGIC+ 8.97%
                         8/15/2018++                                                       AAA         6,000M         7,057,500

                         Turlock Irr Dist Rev RF-A-CA MBIA+ 5% 1/1/2026                    AAA         2,000M         1,942,500

                         Total                                                                                       32,329,950
-------------------------------------------------------------------------------------------------------------------============
Solid Waste 1.10%        California Poll Ctrl Fin Auth Solid Waste Rev/Browning
                         Ferris AMT+++ 6 3/4% 9/1/2019                                       A         2,600M         2,931,500
-------------------------------------------------------------------------------------------------------------------============
Transportation 13.01%    Los Angeles CA Dept Arpts Rev Ontario Intl Arpt Ser A
                         FGIC+ AMT+++ 6% 5/15/2026                                         AAA         2,750M         2,939,063

                         Los Angeles CA Hbr Rev Ser B MBIA+ AMT+++ 5 3/8%
                         11/1/2019                                                         AAA         5,000M         5,043,750

                         Los Angeles CA Hbr Rev Ser B AMT+++ 5 3/8% 11/1/2023               AA         6,525M         6,541,312

                         Los Angeles CA Hbr Rev Ser B AMT+++ 6 5/8% 8/1/2025                AA         1,000M         1,091,250

                         Port Oakland CA Port Rev MBIA+ 5.60% 11/1/2019                    AAA         1,750M         1,833,125

Statement of Net Assets
CALIFORNIA SERIES March 31, 1998

                                                                                   Rating: S&P      Principal
                         Investments                                                or Moody's         Amount      Market Value
===============================================================================================================================
                         Puerto Rico Commonwealth Hwy & Trans Auth Rev 5% 7/1/2038           A       $ 1,000M      $    948,750

                         San Francisco CA City & Co Arpt Comm Intl Arpt Rev
                         AMBAC+ AMT+++ 5 1/4% 1/1/2020                                     AAA         1,500M         1,490,625

                         San Francisco CA City & Co Arpt Comm Intl Arpt Rev FGIC+
                         5 5/8% 5/1/2021                                                   AAA         2,000M         2,082,500

                         San Francisco CA City & Co Arpt Comm Intl Arpt Rev FGIC+
                         6.10% 5/1/2025                                                    AAA         2,000M         2,155,000

                         San Francisco CA City & Co Arpt Comm Intl Arpt Rev Ser I
                         AMBAC+ AMT+++ 6 1/2% 5/1/2018                                     AAA         4,500M         5,006,250

                         San Francisco CA City & Co Arpt Comm Intl Arpt Rev 2nd Ser
                         MBIA+ 6 3/4% 5/1/2020                                             AAA         5,000M         5,600,000

                         Total                                                                                       34,731,625
-------------------------------------------------------------------------------------------------------------------============
Water and Sewer 12.09%   California St Dept Wtr Rev Cent Vy Ser O 4 3/4% 12/1/2018          AA         2,000M         1,892,500

                         California St Dept Wtr Rev Ser O 5% 12/1/2022                      AA         2,240M         2,167,200

                         East Bay CA Muni Util Dist Wastewtr Treatment Sys Rev
                         RIBS AMBAC+ 6.87% 6/1/2020++                                      AAA         1,750M         1,837,500

                         Los Angeles CA Wastewtr Rev Ser C 7.10% 6/1/2018                    A         5,980M         6,293,950

                         Metropolitan Wtr Dist So CA Wtrwks Rev RIBS 7.907%
                         8/5/2022++                                                         AA         7,300M         8,121,250

                         Metropolitan Wtr Dist So CA Wtrwks Rev Ser B MBIA+ 4 3/4%
                         7/1/2021                                                          AAA         7,015M         6,594,100

                         Vallejo CA Rev Ref Wtr Imp Prjt Ser A FSA+ 5 7/8%
                         5/1/2026                                                          AAA         5,000M         5,362,500

                         Total                                                                                       32,269,000
                         ------------------------------------------------------------------------------------------============
                         Total Municipal Bonds 98.67% (Cost $246,700,960)                                           263,333,265
===============================================================================================================================
Other Assets, Less Liabilities 1.33%
===============================================================================================================================
Short-Term Securities    California St 4 1/2% 6/30/1998 (Cost $3,906,758)                  AAA         3,900M         3,906,942
-------------------------------------------------------------------------------------------------------------------============
Cash and Receivables,
Net of Liabilities                                                                                                     (361,592)
                         ------------------------------------------------------------------------------------------============
                         Total Other Assets, Less Liabilities                                                         3,545,350
===============================================================================================================================
Net Assets 100.00%                                                                                                 $266,878,615
===============================================================================================================================
                         Class A Shares-Net asset value ($252,335,979 / 23,273,861 shares outstanding)                   $10.84

                         Class C Shares-Net asset value ($14,542,636 / 1,341,626 shares outstanding)                     $10.84

                         *     This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                         +     Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                         ++    The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                               March 31, 1998. See page 1 for additional information.
                         +++   Income from these investments may be subject to the Alternative Minimum
                               Tax.

                               See Notes to Financial Statements.

Statements of Operations

                                                       ----------------------------------------------------------------------------
                                                                                                           Six Months Ended 3/31/98
                                                       ----------------------------------------------------------------------------
                                                             National       New York          Texas      New Jersey     Connecticut
Investment Income                                              Series         Series         Series          Series          Series
===================================================================================================================================
Income
Interest                                               $   19,858,531    $ 8,811,025    $ 2,659,598    $  5,323,736    $  3,487,057
-----------------------------------------------------------------------------------------------------------------------------------
Expenses

Management fee                                              1,624,785        748,748        227,351         463,730         301,091

12b-1 distribution plan                                     1,015,073        402,158        131,879         231,863         126,458

Shareholder servicing                                         179,325         74,524         25,150          51,544          22,495

Registration                                                   26,000          2,160          1,200           1,000             500

Reports to shareholders                                        47,429         20,712          6,267          12,652           8,187

Audit and tax                                                  29,925         16,430          8,480          13,335           9,525

Legal                                                           9,000          4,380          2,400           6,000           2,500

Directors                                                      12,018          6,140          1,379           3,715           1,872

Other                                                          58,356         12,140          6,989           7,532           6,754

Total expenses                                              3,001,911      1,287,392        411,095         791,371         479,382
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      16,856,620      7,523,633      2,248,503       4,532,365       3,007,675
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
====================================================================================================================================
Realized gain from investment transactions
Proceeds from sales                                     1,033,654,678     97,585,308     90,172,749     124,183,937      37,990,538

Cost of investments sold                                1,022,982,656     96,390,103     89,484,089     121,964,475      37,980,099

Net realized gain                                          10,672,022      1,195,205        688,660       2,219,462          10,439
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments        (753,681)     2,830,757        240,788       1,367,414       1,080,110
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments             9,918,341      4,025,962        929,448       3,586,876       1,090,549
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations   $   26,774,961    $11,549,595    $ 3,177,951    $  8,119,241    $  4,098,224
===================================================================================================================================

                                                                                                           Six Months Ended 3/31/98
                                                       ----------------------------------------------------------------------------
                                                             Missouri         Hawaii     Washington       Minnesota      California
Investment Income                                              Series         Series         Series          Series          Series
===================================================================================================================================
Income
Interest                                               $    4,054,860    $ 2,291,451    $ 1,886,088    $    320,559    $  7,947,997
-----------------------------------------------------------------------------------------------------------------------------------
Expenses

Management fee                                                353,612        199,663        163,681          29,762         678,333

Management fee waived                                         (17,497)       (13,205)        (2,740)        (29,762)             --

12b-1 distribution plan                                       217,018        123,572             --              --         428,067

Shareholder servicing                                          47,868         21,808         24,157           5,235          54,853

Registration                                                    1,800            452          1,700             910           1,800

Reports to shareholders                                         9,585          5,763          4,603             690          18,900

Audit and tax                                                  10,020          7,650          7,515           4,863          15,195

Legal                                                           1,950          1,206          1,000             295           3,900

Directors                                                       2,356          2,093          1,279             164           4,669

Organization                                                       --             --             --             677              --

Other                                                          14,826         13,354          9,051           3,754          16,675

Total expenses                                                641,538        362,356        210,246          16,588       1,222,392
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       3,413,322      1,929,095      1,675,842         303,971       6,725,605
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
===================================================================================================================================
Realized gain from investment transactions

Proceeds from sales                                        50,563,720     14,737,603     60,436,130       3,026,667     192,472,418

Cost of investments sold                                   49,886,942     14,602,821     58,742,783       3,003,199     191,520,648

Net realized gain                                             676,778        134,782      1,693,347          23,468         951,770
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments         862,642        974,837       (647,102)         63,689       2,036,972
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments             1,539,420      1,109,619      1,046,245          87,157       2,988,742
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations   $    4,952,742    $ 3,038,714    $ 2,722,087    $    391,128    $  9,714,347
===================================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                   Six Months Ended 3/31/98
                                                            -----------------------------------------------
                                                                 National         New York            Texas
Increase (Decrease) in Net Assets                                  Series           Series           Series
===========================================================================================================
Operations

Net investment income                                       $  16,856,620    $   7,523,633    $   2,248,503

Net realized gain from investment transactions                 10,672,022        1,195,205          688,660

Net unrealized appreciation (depreciation) of investments        (753,681)       2,830,757          240,788
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           26,774,961       11,549,595        3,177,951

Distributions to shareholders from

Net investment income                                         (16,094,338)      (7,646,163)      (2,371,329)

Net realized gain from investment transactions                         --               --         (776,439)

Total distributions                                           (16,094,338)      (7,646,163)      (3,147,768)
-----------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                              20,123,973        5,820,077        1,817,503

Net asset value of shares issued to shareholders in
reinvestment of net investment income and realized gain
from investment transactions                                    8,683,245        4,430,898        1,771,991

Total                                                          28,807,218       10,250,975        3,589,494
-----------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                     (37,911,247)     (21,511,044)      (4,736,438)
-----------------------------------------------------------------------------------------------------------
Decrease in net assets derived from share transactions         (9,104,029)     (11,260,069)      (1,146,944)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                               1,576,594       (7,356,637)      (1,116,761)
-----------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of period                                           646,736,214      300,489,898       91,300,874
-----------------------------------------------------------------------------------------------------------
End of period+                                              $ 648,312,808    $ 293,133,261    $  90,184,113
===========================================================================================================


                                                                                         Year Ended 9/30/97
                                                            -----------------------------------------------
                                                                 National         New York            Texas
Increase (Decrease) in Net Assets                                  Series           Series           Series
===========================================================================================================
Operations

Net investment income                                       $  34,451,971    $  16,430,533    $   4,976,196

Net realized gain from investment transactions                  8,493,661        2,762,083          761,048

Net unrealized appreciation (depreciation) of investments      15,356,407        4,503,556        2,542,204
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           58,302,039       23,696,172        8,279,448

Distributions to shareholders from

Net investment income                                         (35,155,788)     (16,684,783)      (5,044,386)

Net realized gain from investment transactions                         --               --         (646,428)

Total distributions                                           (35,155,788)     (16,684,783)      (5,690,814)
-----------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                              35,601,437       12,173,340        2,994,354

Net asset value of shares issued to shareholders in
reinvestment of net investment income and realized gain
from investment transactions                                   18,500,641        9,556,295        3,021,664

Total                                                          54,102,078       21,729,635        6,016,018
-----------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                    (102,855,970)     (47,803,872)     (11,718,272)
-----------------------------------------------------------------------------------------------------------
Decrease in net assets derived from share transactions        (48,753,892)     (26,074,237)      (5,702,254)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                             (25,607,641)     (19,062,848)      (3,113,620)
-----------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of period                                           672,343,855      319,552,746       94,414,494
-----------------------------------------------------------------------------------------------------------
End of period+                                              $ 646,736,214    $ 300,489,898    $  91,300,874
===========================================================================================================

+ Includes (overdistributed) net investment income of $(1,536,554), $(1,072,098) and $(140,926) , respectively, at March 31, 1998 and (overdistributed) net investment income of $(2,298,835), $(949,569) and $(18,102), respectively, at September 30, 1997.

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                   Six Months Ended 3/31/98
                                           ----------------------------------------------------------------
                                              New Jersey      Connecticut         Missouri           Hawaii
Increase (Decrease) in Net Assets                 Series           Series           Series           Series
===========================================================================================================
Operations

Net investment income                      $   4,532,365    $   3,007,675    $   3,413,322    $   1,929,095

Net realized gain  from investment
transactions                                   2,219,462           10,439          676,778          134,782

Net unrealized appreciation (depreciation)
of investments                                 1,367,414        1,080,110          862,642          974,837

Net increase in net assets resulting
from operations                                8,119,241        4,098,224        4,952,742        3,038,714
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from
net investment income                         (4,549,581)      (3,076,642)      (3,443,411)      (1,935,842
-----------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares              7,627,206        5,561,412        6,743,102        2,305,019

Net asset value of shares issued to
shareholders in reinvestment of net
investment income                              2,503,619        1,506,017        1,836,608          863,191

Total                                         10,130,825        7,067,429        8,579,710        3,168,210
-----------------------------------------------------------------------------------------------------------
Cost of shares reacquired                    (15,313,843)      (6,838,744)      (8,093,151)      (4,294,701
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions               (5,183,018)         228,685          486,559       (1,126,491
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets             (1,613,358)       1,250,267        1,995,890          (23,619
-----------------------------------------------------------------------------------------------------------
Net Assets

Beginning of period                          184,464,845      119,908,803      140,280,258       79,079,489
-----------------------------------------------------------------------------------------------------------
End of period+                             $ 182,851,487    $ 121,159,070    $ 142,276,148    $  79,055,870
===========================================================================================================


                                                                  Six Months Ended 3/31/98
                                           -----------------------------------------------
                                              Washington        Minnesota       California
Increase (Decrease) in Net Assets                 Series           Series           Series
==========================================================================================
Operations

Net investment income                      $   1,675,842    $     303,971    $   6,725,605

Net realized gain  from investment
transactions                                   1,693,347           23,468          951,770

Net unrealized appreciation (depreciation)
of investments                                  (647,102)          63,689        2,036,972

Net increase in net assets resulting
from operations                                2,722,087          391,128        9,714,347
------------------------------------------------------------------------------------------
Distributions to shareholders from
net investment income                         (1,629,565)        (316,217)      (6,607,910)
------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares              1,097,809        3,020,961        9,348,346

Net asset value of shares issued to
shareholders in reinvestment of net
investment income                                962,112          189,025        2,910,709

Total                                          2,059,921        3,209,986       12,259,055
------------------------------------------------------------------------------------------
Cost of shares reacquired                     (5,864,560)        (399,596)     (21,495,911)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions               (3,804,639)       2,810,390       (9,236,856)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets             (2,712,117)       2,885,301       (6,130,419)
------------------------------------------------------------------------------------------
Net Assets

Beginning of period                           66,215,210       10,510,427      273,009,034
------------------------------------------------------------------------------------------
End of period+                             $  63,503,093    $  13,395,728    $ 266,878,615
==========================================================================================

+ Includes (overdistributed) net investment income of $(395,466), $(40,826),
  $(544,657), $(166,783), $(195,004), $(3,156) and $(753,687), respectively, at
  March 31, 1998.

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                                          Year Ended 9/30/97
                                                            -----------------------------------------------------------------
                                                               New Jersey      Connecticut         Missouri           Hawaii
Increase (Decrease) in Net Assets                                  Series           Series           Series           Series
=============================================================================================================================
Operations

Net investment income                                       $   9,614,686    $   6,540,445    $   7,195,352    $   4,312,803

Net realized gain (loss) from investment transactions           2,259,273          407,335          246,518          292,372

Net unrealized appreciation of investments                      2,850,706        2,846,990        3,361,757        1,942,576

Net increase in net assets resulting
from operations                                                14,724,665        9,794,770       10,803,627        6,547,751
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
net investment income                                          (9,740,556)      (6,503,760)      (7,156,539)      (4,250,983)
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                              17,203,304        8,963,629       15,958,674        5,715,066

Net asset value of shares issued to shareholders
in reinvestment of net investment income                        5,413,150        3,324,275        3,885,605        1,939,959

Total                                                          22,616,454       12,287,904       19,844,279        7,655,025
-----------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                     (29,538,020)     (18,555,099)     (17,355,063)     (16,216,580)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions                                (6,921,566)      (6,267,195)       2,489,216       (8,561,555)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                              (1,937,457)      (2,976,185)       6,136,304       (6,264,787)
-----------------------------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of period                                           186,402,302      122,884,988      134,143,954       85,344,275
-----------------------------------------------------------------------------------------------------------------------------
End of period+                                              $ 184,464,845    $ 119,908,803    $ 140,280,258    $  79,079,488
=============================================================================================================================


                                                                                         Year Ended 9/30/97
                                                            -----------------------------------------------
                                                               Washington        Minnesota       California
Increase (Decrease) in Net Assets                                  Series           Series           Series
===========================================================================================================
Operations

Net investment income                                       $   3,703,975    $     499,694    $  15,019,754

Net realized gain (loss) from investment transactions           1,347,048          (31,794)       2,204,940

Net unrealized appreciation of investments                      1,371,578          333,373        5,289,887

Net increase in net assets resulting
from operations                                                 6,422,601          801,273       22,514,581
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from
net investment income                                          (3,760,874)        (505,256)     (14,909,128)
-----------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                               2,537,235        2,953,707       16,665,881

Net asset value of shares issued to shareholders
in reinvestment of net investment income                        2,231,777          309,868        6,516,836

Total                                                           4,769,012        3,263,575       23,182,717
-----------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                     (12,510,858)      (1,096,054)     (52,616,616)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions                                (7,741,846)       2,167,521      (29,433,899)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                              (5,080,119)       2,463,538      (21,828,446)
-----------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of period                                            71,295,329        8,046,889      294,837,480
-----------------------------------------------------------------------------------------------------------
End of period+                                              $  66,215,210    $  10,510,427    $ 273,009,034
===========================================================================================================

+ Includes (overdistributed) undistributed net investment income of $(378,247), $28,140, $(514,569), $(160,037), $(241,313), $9,090 and $(871,381),
  respectively, at September 30, 1997.

See Notes to Financial Statements.

      Financial Highlights

      NATIONAL SERIES

                                                                                                                      Class A Shares
                                                         ---------------------------------------------------------------------------
                                                          Six Months                                                        Year
                                                         Ended 3/31,                                                 Ended 9/30,
Per Share Operating Performance:                                1998         1997         1996       1995       1994        1993
====================================================================================================================================
Net asset value, beginning of period                          $11.48       $11.08       $11.00     $10.62     $12.37      $11.72
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                      .304         .587         .603       .626       .657)       .695

      Net realized and unrealized gain (loss)on investments      .177         .415         .075       .382     (1.3124       .9255

      Total from investment operations                           .481        1.002         .678      1.008      (.6554)     1.6205
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                      (.291)       (.602)       (.598)     (.628)     (.6596)     (.693)

      Distributions from net realized gain                     --           --           --         --          (.435)      (.2775)
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $11.67       $11.48       $11.08     $11.00     $10.62      $12.37
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                 4.23%(b)     9.30%(b)     6.31%      9.84%     (5.64)%     14.57%
====================================================================================================================================
      Ratios to Average Net Assets:

      Expenses                                                  0.44%(b)     0.87%(b)     0.90%+     0.82%      0.86%       0.87%

      Net investment income                                     2.62%(b)     5.27%(b)     5.63%+     5.92%      5.76%       5.79%
      ==============================================================================================================================


                                                                   Class B Shares                                 Class C Shares
                                          ------------------------------------------------------------------------------------------
                                           Six Months         Year                      Six Months             Year
                                          Ended 3/31,  Ended 9/30,         8/1/96(c)   Ended 3/31,      Ended 9/30,      7/15/96(c)
Per Share Operating Performance:                 1998         1997     to 9/30/96             1998             1997   to 9/30/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $11.50       $11.08         $11.05           $11.49           $11.08       $10.90

      Income from investment operations

      Net investment income                       .260         .553           .089             .263             .507         .106

      Net realized and unrealized
      gain on investments                         .167         .413           .033             .177             .423         .190

      Total from investment operations            .427         .966           .122             .440             .930         .296
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income       (.257)       (.546)         (.092)           (.250)           (.520)       (.116)
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $11.67       $11.50         $11.08           $11.68           $11.49       $11.08
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                  3.75%(b)     8.95%          1.16%(b)         3.84%(b)         8.61%        2.71%(b)
====================================================================================================================================
      Ratios to Average Net Assets:

      Expenses                                   0.72%(b)     1.37%          0.20%(b)         0.81%(b)         1.59%        0.34%(b)

      Net investment income                      2.31%(b)     4.65%          0.68%(b)         2.28%(b)         4.54%        0.96%(b)
      ==============================================================================================================================


                                                             Six Months                                                        Year
                                                            Ended 3/31,                                                 Ended 9/30,
Supplemental Data for AllClasses:                                  1998        1997        1996        1995        1994        1993
====================================================================================================================================
      Net assets, end of period (000)                          $648,313    $646,736    $672,344    $650,699    $662,380    $709,413

      Portfolio turnover rate                                    144.10%     232.64%     205.35%     225.39%     184.07%     138.06%
      ==============================================================================================================================

      (a) Total return does not consider the effects of sales loads.
      (b) Not annualized.
      (c) Commencement of offering respective Class shares.
          See Notes to Financial Statements.

Financial Highlights

NEW YORK SERIES

                                                                                                                  Class A Shares
                                                   ---------------------------------------------------------------------------------
                                                    Six Months                                                              Year
                                                   Ended 3/31,                                                       Ended 9/30,
Per Share Operating Performance:                          1998         1997         1996         1995         1994          1993
====================================================================================================================================
Net asset value, beginning of period                    $11.03       $10.78       $10.85       $10.54       $12.27        $11.60
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                .280         .578         .597         .610         .649          .682

      Net realized and unrealized gain (loss) on
      investments                                          .156         .262        (.081)        .316       (1.3665)        .874

      Total from investment operations                     .436         .840         .516         .926        (.7175)       1.556
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                (.286)       (.590)       (.586)       (.616)       (.6475)       (.681)

      Distributions from net realized gain                   --           --           --           --        (.365)        (.205)
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.18       $11.03       $10.78       $10.85       $10.54        $12.27
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                           3.99%(b)     8.01%        4.87%        9.12%       (6.21)%       13.95%
====================================================================================================================================
      Ratios to Average Net Assets:

      Expenses                                            0.42%(b)     0.85%        0.81%+       0.82%        0.83%         0.85%

      Net investment income                               2.53%(b)     5.35%(b)     5.54%        5.83%        5.72%         5.72%
      ==============================================================================================================================


                                                                                                                  Class C Shares
                                                                                  -------------------------------------------------
                                                                                   Six Months             Year
                                                                                  Ended 3/31,       Ended 9/30,          7/15/96(c)
Per Share Operating Performance:                                                         1998              1997       to 9/30/96
====================================================================================================================================
Net asset value, beginning of period                                                   $11.02            $10.78           $10.63
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                                               .246              .483             .111

      Net realized and unrealized gain on investments                                     .150              .267             .152

      Total from investment operations                                                    .396              .750             .263
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                                               (.246)            (.510)           (.113)
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $11.17            $11.02           $10.78

Total Return(a)                                                                          3.63%(b)          7.13%            2.48%(b)
====================================================================================================================================
      Ratios to Average Net Assets:

      Expenses                                                                           0.77%(b)          1.57%            0.34%(b)

      Net investment income                                                              2.17%(b)          4.60%            1.04%(b)
     ===============================================================================================================================


                                                             Six Months                                                        Year
                                                            Ended 3/31,                                                 Ended 9/30,
Supplemental Data for AllClasses:                                  1998        1997        1996        1995        1994        1993
====================================================================================================================================
      Net assets, end of period (000)                          $293,133    $300,490    $319,553    $331,618    $338,539    $376,456

      Portfolio turnover rate                                     26.90%     110.28%      64.25%     105.62%     149.13%     101.59%
      ==============================================================================================================================

      (a) Total return does not consider the effects of sales loads.
      (b) Not annualized.
      (c) Commencement of offering Class shares.
          See Notes to Financial Statements.

      Financial Highlights

      TEXAS SERIES

                                                   Six Months                                                               Year
                                                  Ended 3/31,                                                        Ended 9/30,
Per Share Operating Performance:                         1998         1997         1996         1995           1994         1993
====================================================================================================================================
Net asset value, beginning of period                   $10.40       $10.11       $10.05       $  9.59       $ 10.82       $ 10.28
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                               .258         .548         .567          .571          .604          .624

      Net realized and unrealized gain (loss)
      on investments                                      .104         .367         .045          .452        (1.0802)        .7135

      Total from investment operations                    .362         .915         .612         1.023         (.4762)       1.3375
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income               (.272)       (.555)       (.552)        (.563)        (.6038)       (.615)

      Distributions from net realized gain               (.09)        (.07)           --            --         (.15)         (.1825)
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.40       $10.40       $10.11       $ 10.05       $  9.59       $ 10.82
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                          3.62%(b)     9.25%(b)     6.11%+       11.14%        (4.60)%       13.64%
====================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)                  $90,184      $91,301      $94,414      $100,304      $103,836      $109,232
      ------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                         0.45%(b)     0.88%(b)     0.69%         0.62%         0.50%         0.57%

      Expenses, excluding waiver                         0.45%(b)     0.88%(b)     0.87%         0.87%         0.87%         0.97%

      Net investment income                              2.47%(b)     5.38%(b)     5.58%         5.90%         5.97%         5.96%

      Portfolio turnover rate                           74.00%      127.88%      112.34%       108.00%        96.79%        58.10%
      ==============================================================================================================================

      (a) Total return does not consider the effects of sales loads.
      (b) Not annualized.
          See Notes to Financial Statements.

      Financial Highlights

      NEW JERSEY  SERIES

                                                 Six Months                                                                   Year
                                                Ended 3/31,                                                            Ended 9/30,
Per Share Operating Performance:                       1998          1997          1996          1995          1994           1993
====================================================================================================================================
Net asset value, beginning of period                $  5.32       $  5.18       $  5.14       $  4.95       $  5.55        $  5.14
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                             .131          .272          .277          .287          .300           .318

      Net realized and unrealized gain (loss)
      on investments                                    .101          .144          .041          .192         (.507)          .439

      Total from investment operations                  .232          .416          .318          .479         (.207)          .757
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income             (.132)        (.276)        (.278)        (.289)        (.303)         (.307)

      Distributions from net realized gain                --            --            --            --         (.09)          (.04)
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  5.42       $  5.32       $  5.18       $  5.14       $  4.95        $  5.55
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                        4.40%(b)      8.25%         6.29%         9.98%        (3.91)%        15.26%
====================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)               $182,851      $184,465      $186,402      $191,562      $184,230       $178,767
      ------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                       0.43%(b)      0.82%(b)      0.79%         0.72%         0.51%          0.35%

      Expenses, excluding waiver                       0.43%(b)      0.86%(b)      0.86%         0.87%         0.83%          0.83%

      Net investment income                            2.44%(b)      5.21%(b)      5.31%         5.73%         5.76%          5.88%

      Portfolio turnover rate                         65.61%       154.80%       171.63%       133.11%        75.62%         88.29%
      ==============================================================================================================================

      (a) Total return does not consider the effects of sales loads.
      (b) Not annualized.
          See Notes to Financial Statements.

      Financial Highlights

      CONNECTICUT  SERIES

                                           Six Months                                                                       Year
                                          Ended 3/31,                                                                Ended 9/30,
Per Share Operating Performance:                 1998           1997           1996           1995           1994           1993
====================================================================================================================================
Net asset value, beginning of period          $ 10.42        $ 10.13        $ 10.12        $  9.71        $ 11.01         $10.16
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                       .262           .556           .576           .579           .585           .612

      Net realized and unrealized gain (loss)
      on investments                              .096           .287          (.013)          .407         (1.1287)         .906

      Total from investment operations            .358           .843           .563           .986          (.5437)        1.518
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income       (.268)         (.553)         (.553)         (.576)         (.6038)        (.608)

      Distributions from net realized gain          --             --             --             --          (.1525)        (.06)
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 10.51        $ 10.42        $ 10.13        $ 10.12        $ 9.71          $11.01
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                  3.47%(b)       8.56%(b)       5.70%         10.52%        (5.13)%         15.48%
====================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)         $121,159       $119,909       $122,885       $113,436       $101,619        $93,020
      ------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                 0.40%(b)       0.59%          0.38%          0.41%          0.49%          0.44%

      Expenses, excluding waiver                 0.40%(b)       0.78%          0.80%          0.86%          0.86%          0.91%

      Net investment income                      2.50%(b)       5.45%          5.66%          5.89%          5.67%          5.60%

      Portfolio turnover rate                   27.85%         37.09%         63.61%         54.19%         97.42%         45.81%
      ==============================================================================================================================

      (a) Total return does not consider the effects of sales loads.
      (b) Not annualized.
          See Notes to Financial Statements.

      Financial Highlights

      MISSOURI  SERIES

                                           Six Months                                                                        Year
                                          Ended 3/31,                                                                 Ended 9/30,
Per Share Operating Performance:                 1998          1997          1996             1995           1994            1993
====================================================================================================================================
Net asset value, beginning of period          $  5.22       $  5.08       $  5.08          $  4.88        $  5.51         $  5.14
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                       .127          .268          .267             .277           .2926           .305

      Net realized and unrealized gain (loss)
      on investments                              .051          .138          .008             .204          (.5681)          .381

      Total from investment operations            .178          .406          .275             .481          (.2755)          .686
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income       (.128)        (.266)        (.275)           (.281)         (.297)          (.301)

      Distributions from net realized gain          --            --            --               --          (.0575)         (.015)
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  5.27       $  5.22       $  5.08          $  5.08        $  4.88         $  5.51
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                  3.45%(b)      8.22%         5.54%           10.21%         (5.22)%         13.80%
====================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)         $142,276      $140,280      $134,144         $131,823       $119,690        $107,478
      ------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                 0.45%(b)      0.70%(b)      0.77%            0.74%          0.60%           0.48%

      Expenses, excluding waiver                 0.47%(b)      0.94%         0.92%            0.89%          0.91%           0.92%

      Net investment income                      2.41%(b)      5.22%         5.21%            5.61%          5.60%           5.66%

      Portfolio turnover rate                   34.63%        27.34%        93.17%           58.17%         50.59%          56.20%
      ==============================================================================================================================

      (a) Total return does not consider the effects of sales loads.
      (b) Not annualized.
          See Notes to Financial Statements.

      Financial Highlights

      HAWAII  SERIES

                                                    Six Months                                                              Year
                                                   Ended 3/31,                                                       Ended 9/30,
Per Share Operating Performance:                          1998         1997         1996         1995         1994          1993
====================================================================================================================================
Net asset value, beginning of period                    $ 5.07       $ 4.93       $ 4.91       $ 4.72       $ 5.34        $ 4.89
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                .124         .266         .273         .271         .2918         .297

      Net realized and unrealized gain (loss)
      on investments                                       .070         .138         .015         .198        (.578)         .454

      Total from investment operations                     .194         .404         .288         .469        (.2862)        .751
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                (.124)       (.264)       (.268)       (.279)       (.2888)       (.301)

      Distribution from net realized gain                    --           --           --           --        (.045)           --
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $ 5.14       $ 5.07       $ 4.93       $ 4.91       $ 4.72        $ 5.34
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                           3.87%(b)     8.42%        5.94%       10.30%       (5.54)%       15.85%
====================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)                   $79,056      $79,079      $85,344      $86,105      $92,972       $92,883
      ------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                          0.45%(b)     0.58%        0.57%        0.58%        0.41%         0.40%

      Expenses, excluding waiver                          0.47%(b)     0.87%(b)     0.87%        0.87%        0.87%         0.90%

      Net investment income                               2.42%(b)     5.39%        5.46%        5.74%        5.80%         5.62%

      Portfolio turnover rate                            17.98%       29.09%       59.46%       70.64%       66.04%        34.49%
      ==============================================================================================================================

      (a) Total return does not consider the effects of sales loads.
      (b) Not annualized.
          See Notes to Financial Statements.

      Financial Highlights

      WASHINGTON SERIES

                                                    Six Months                                                              Year
                                                   Ended 3/31,                                                       Ended 9/30,
Per Share Operating Performance:                          1998         1997         1996         1995         1994          1993
====================================================================================================================================
Net asset value, beginning of period                    $ 5.16       $ 4.96       $ 4.91       $ 4.72       $ 5.35        $ 4.92
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                .135         .268         .271         .277         .2976         .304

      Net realized and unrealized gain (loss)
      on investments                                       .087         .206         .056         .200        (.5895)        .427

      Total from investment operations                     .222         .474         .327         .477        (.2919)        .731
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                (.132)       (.274)       (.277)       (.287)       (.2931)       (.301)

      Distribution from net realized gain                    --           --           --           --        (.045)           --
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $ 5.25       $ 5.16       $ 4.96       $ 4.91       $ 4.72        $ 5.35
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                           4.31%(b)     9.82%(b)     6.80%       10.48%       (5.65)%       15.32%
====================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)                   $63,503      $66,215      $71,295      $74,359      $78,854       $77,324
      ------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                          0.32%(b)     0.57%        0.60%        0.53%        0.29%         0.30%

      Expenses, excluding waiver                          0.33%(b)     0.62%        0.68%        0.68%        0.67%         0.80%

      Net investment income                               2.57%(b)     5.36%        5.47%        5.84%        5.93%         5.86%

      Portfolio turnover rate                            64.15%      132.37%       78.02%       92.85%      137.74%        85.45%
      ==============================================================================================================================

      (a) Total return does not consider the effects of sales loads.
      (b) Not annualized.
          See Notes to Financial Statements.

      Financial Highlights

      MINNESOTA SERIES

                                                                  Six Months                                 Year
                                                                  Ended 3/31                          Ended 9/30,       12/27/94(c)
Per Share Operating Performance:                                        1998               1997              1996     to 9/30/95
====================================================================================================================================
Net asset value, beginning of period                                  $ 5.05             $ 4.90             $5.01          $4.76
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                              .131               .273              .294           .230

      Net realized and unrealized gain (loss) on investments             .045               .155             (.078)          .249

      Total from investment operations                                   .176               .428              .216           .479
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                              (.136)             (.278)            (.286)         (.229)

      Distribution from net realized gain                                  --                 --             (.04)             --
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 5.09             $ 5.05             $4.90          $5.01
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                         3.52%(b)           8.97%             4.44%         10.22%(b)
====================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)                                 $13,396            $10,510            $8,047         $4,315
      ------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                                        0.14%(b)           0.36%(b)          0.00%          0.00%(b)

      Expenses, excluding waiver                                        0.39%(b)           0.86%             0.91%          0.64%(b)

      Net investment income                                             2.55%(b)           5.51%             5.91%          4.58%(b)

      Portfolio turnover rate                                          26.59%             41.45%            43.08%        121.41%
      ==============================================================================================================================

      (a) Total return does not consider the effects of sales loads.
      (b) Not annualized.
      (c) Commencement of operations.
          See Notes to Financial Statements.

      Financial Highlights

      CALIFORNIA SERIES

                                                                                                                 Class A Shares
                                               -----------------------------------------------------------------------------------
                                                Six Months           Year      One Month
                                               Ended 3/31,    Ended 9/30,    Ended 9/30,
Per Share Operating Performance:                      1998           1997           1996           1996        1995        1994
==================================================================================================================================
Net asset value, beginning of period                $10.72         $10.43         $10.32         $10.41      $10.45      $11.79
----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment
      operations

      Net investment income                            .270           .560           .046           .566        .588        .623

      Net realized and unrealized gain (loss)
      on investments                                   .117           .290           .112          (.089)      (.038)      (.989)

      Total from investment operations                 .387           .850           .158           .477        .550       (.366)
      ----------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income            (.267)         (.560)         (.048)         (.567)      (.590)      (.624)

      Distributions from net realized gain               --             --             --             --          --       (.350)
      ----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.84         $10.72         $10.43         $10.32      $10.41      $10.45
----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                       3.64%(b)       8.39%(b)       1.53%(b)       4.65%       5.58%      (3.33)%
==================================================================================================================================
      Ratios to Average Net Assets:

      Expenses, including waiver                      0.43%(b)       0.72%          0.07%(b)       0.75%       0.76%       0.67%

      Expenses, excluding waiver                      0.43%(b)       0.85%          0.07%(b)       0.86%       0.86%       0.87%

      Net investment income                           2.51%(b)       5.38%          0.44%(b)       5.41%       5.84%       5.63%
      ============================================================================================================================

                                                    Class A Shares
                                               ---------------------
                                                              Year
                                                       Ended 8/31,
Per Share Operating Performance:                 1993         1992
====================================================================
Net asset value, beginning of period           $11.21       $10.78
--------------------------------------------------------------------
      Income (loss) from investment
      operations

      Net investment income                       .656         .663

      Net realized and unrealized gain (loss)
      on investments                              .872         .5615

      Total from investment operations           1.528        1.2245
      --------------------------------------------------------------
      Distributions

      Dividends from net investment income       (.658)       (.672)

      Distributions from net realized gain       (.290)       (.1225)
      --------------------------------------------------------------
Net asset value, end of period                 $11.79       $11.21
--------------------------------------------------------------------
Total Return(a)                                 14.43%       11.79%
====================================================================
      Ratios to Average Net Assets:

      Expenses, including waiver                 0.68%        0.67%

      Expenses, excluding waiver                 0.88%        0.87%

      Net investment income                      5.68%        5.87%
      ==============================================================

                                                                                                                 Class C Shares
                                                                        ------------------------------------------------------------
                                                                         Six Months           Year     One Month
                                                                        Ended 3/31,    Ended 9/30,   Ended 9/30,        7/15/96(c)
Per Share Operating Performance:                                               1998           1997          1996     to 8/31/96
====================================================================================================================================
Net asset value, beginning of period                                         $10.72         $10.43        $10.32         $10.28
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                                     .225           .485          .039           .068

      Net realized and unrealized gain on investments                           .123           .287          .113           .041

      Total from investment operations                                          .348           .772          .152           .109
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                                     (.228)         (.482  )      (.042)         (.069)
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $10.84         $10.72        $10.43         $10.32
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                                3.27%(b)       7.59%         1.47%(b)       1.16%(b)
====================================================================================================================================
      Ratios to Average Net Assets:

      Expenses, including waiver                                               0.79%(b)       1.46%         0.13%(b)       0.17%(b)

      Expenses, excluding waiver                                               0.79%(b)       1.59%         0.13%(b)       0.21%(b)

      Net investment income                                                    2.15%(b)       4.64%         0.38%(b)       0.65%(b)
      ==============================================================================================================================


                           Six Months           Year      One Month                                                           Year
Supplemental Data         Ended 3/31,    Ended 9/30,    Ended 9/30,                                                    Ended 8/31,
for AllClasses:                  1998           1997           1996        1996        1995        1994        1993           1992
====================================================================================================================================
      Net assets, end of
      period (000)           $266,879       $273,009       $294,837    $291,611    $296,274    $329,474    $336,291       $224,505

      Portfolio turnover rate   62.84%        121.97%          2.74%     132.37%     100.20%      86.05%      81.34%        152.79%
      ==============================================================================================================================

      (a) Total return does not consider the effects of sales loads.
      (b) Not annualized.
      (c) Commencement of offering Class shares.
          See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Fund, Inc. (the "Company") is an open-end management investment company. The Company consists of ten separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940 except for the National Series. The financial statements have been prepared in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company.

(a) Market value is determined as follows: Securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment com panies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income tax.

(c) Security transactions are accounted for on the date that the securi ties are purchased or sold (trade date). Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) The organization expenses of the Min ne sota Series are being amortized evenly over a period of five years from its commencement date of operations.

2. Management Fee and Other Transactions With Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuner ation of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee is based on average daily net assets for each month at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fees or reimburse any Series for certain of its other expenses. Any such other expenses reimbursed are subject to repayment pursuant to a formula based on the expense ratio and size of the Series until five years from the commencement of its operations or the termination of the management agreement, whichever is earlier. As of March 31, 1998, other expenses reimbursed by Lord Abbett and not repaid by the Minnesota Series amounted to $43,480.

Each Series of the Company has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor llc ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pays Distributor(1) an annual service fee of (a) 0.25% of the average daily net assets of Class A shares of the Connecticut, Missouri and California Series and (b) 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan and 0.25% of the average daily net asset value of shares sold on or after that date for the National, New York, Texas, New Jersey, Hawaii, Washington and Minnesota Series; (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. The Class A Plan of the Washington and Minnesota Series will not go into effect until the quarter subsequent to the net assets of each Series reaching $100 million. Pursuant to the Class B Plan of the National Series, the Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan of the National, New York and California Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

12b-1 distribution plan expenses for the multiple share class Series were as follows:

                                                    12b-1 Expenses
                                      ------------------------------------------
Series                                 Class A          Class B          Class C
--------------------------------------------------------------------------------
National                              $788,784          $17,189         $209,100
--------------------------------------------------------------------------------
New York                               371,189               --           30,969
--------------------------------------------------------------------------------
California                             357,912               --           70,155
--------------------------------------------------------------------------------

Lord Abbett received the following commissions on sales of capital stock of the Company after concessions were paid to authorized distributors:

                                            Lord Abbett            Distributors'
Series                                      Commissions              Concessions
--------------------------------------------------------------------------------
National-Class A                                $42,624                 $302,996
--------------------------------------------------------------------------------
New York-Class A                                 26,117                  115,939
--------------------------------------------------------------------------------
Texas                                            10,121                   65,798
--------------------------------------------------------------------------------
New Jersey                                       22,296                  156,165
--------------------------------------------------------------------------------
Connecticut                                      20,265                  135,460
--------------------------------------------------------------------------------
Missouri                                         31,888                  203,205
--------------------------------------------------------------------------------
Hawaii                                            5,702                   40,491
--------------------------------------------------------------------------------
Washington                                        6,492                   41,210
--------------------------------------------------------------------------------
Minnesota                                        14,814                  101,243
--------------------------------------------------------------------------------
California-Class A                               19,372                  136,311
--------------------------------------------------------------------------------

Certain of the Company's officers and directors have an interest in Lord Abbett.

Notes to Financial Statements

3. Capital Share Transactions Transactions in shares of capital stock for the single class Series were as follows:

                                                                                                          Six Months Ended 3/31/98
                                       -------------------------------------------------------------------------------------------
                                         Texas    New Jersey   Connecticut      Missouri        Hawaii    Washington     Minnesota
                                        Series        Series        Series        Series        Series        Series        Series
----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                        173,571     1,415,442       529,018     1,278,477       451,829       210,979       592,681
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of net
investment income and realized
gain from investment transactions      169,768       465,906       143,735       349,805       169,034       184,970        37,198
----------------------------------------------------------------------------------------------------------------------------------
Total                                  343,339     1,881,348       672,753     1,628,282       620,863       395,949       629,879
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                     (453,563)   (2,839,348)     (652,382)   (1,538,530)     (838,203)   (1,121,973)      (78,374)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares         (110,224)     (958,000)       20,371        89,752      (217,340)     (726,024)      551,505
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                Year Ended 9/30/97
                                    ----------------------------------------------------------------------------------------------
                                         Texas    New Jersey   Connecticut      Missouri        Hawaii    Washington     Minnesota
                                        Series        Series        Series        Series        Series        Series        Series
----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                        293,907     3,287,703       870,633     3,120,760     1,146,282       499,734       594,768
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of net
investment income                      296,935     1,036,296       325,385       759,387       390,299       443,179        62,448
----------------------------------------------------------------------------------------------------------------------------------
Total                                  590,842     4,323,999     1,196,018     3,880,147     1,536,581       942,913       657,216
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                   (1,151,185)   (5,645,924)   (1,818,788)   (3,389,471)   (3,267,973)   (2,481,343)     (220,422)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares         (560,343)   (1,321,925)     (622,770)      490,676    (1,731,392)   (1,538,430)      436,794
----------------------------------------------------------------------------------------------------------------------------------

Transactions in multiple class share Series (both shares and dollars) were as follows:


                                                                                                           Six Months Ended 3/31/98
                                          -----------------------------------------------------------------------------------------
                                               National Series                  New York Series                California Series
Class A                                      Shares          Amount          Shares          Amount          Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                           1,347,100    $ 15,651,300         431,464    $  4,812,348         753,648     $ 8,192,970
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of net
investment income                           699,666       8,115,466         390,867       4,347,600         256,165       2,768,200
-----------------------------------------------------------------------------------------------------------------------------------
Total                                     2,046,766      23,766,766         822,331       9,159,948       1,009,813      10,961,170
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,959,471)    (34,382,409)     (1,832,843)    (20,446,646)     (1,851,528)    (20,081,967)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in shares                         (912,705)   $(10,615,643)     (1,010,510)   $(11,286,698)       (841,715)    $(9,120,797)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                           Six Months Ended 3/31/97
                                          -----------------------------------------------------------------------------------------
                                               National Series                  New York Series                California Series
Class A                                      Shares          Amount          Shares          Amount          Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                           2,578,744    $ 28,861,551       1,056,307    $ 11,488,124       1,463,320    $ 15,311,560
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of net
investment income                         1,544,616      17,301,986         863,665       9,383,144         585,929       6,151,528
-----------------------------------------------------------------------------------------------------------------------------------
Total                                     4,123,360      46,163,537       1,919,972      20,871,268       2,049,249      21,463,088
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                        (8,359,387)    (93,829,162)     (4,196,395)    (45,604,509)     (4,602,746)    (48,391,373)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in shares                       (4,236,027)   $(47,665,625)     (2,276,423)   $(24,733,241)     (2,553,497)   $(26,928,285)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                             Six Months Ended 3/31/98            Year Ended 9/30/97
                                                                             ------------------------------------------------------
                                                                                   National Series              National Series
Class B                                                                         Shares         Amount         Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                                                207,947     $2,420,429        207,299     $2,326,883
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of net
investment income                                                                3,410         39,599          3,026         33,961
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                          211,357      2,460,028        210,325      2,360,844
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                              (26,934)      (314,120)        (9,245)      (104,667)
-----------------------------------------------------------------------------------------------------------------------------------
Increase in shares                                                             184,423     $2,145,908        201,080     $2,256,177
-----------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements

                                                                                                           Six Months Ended 3/31/98
                                                -----------------------------------------------------------------------------------
                                                    National Series               New York Series               California Series
Class C                                           Shares         Amount         Shares         Amount         Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                  176,073     $2,052,245         90,357     $1,007,730        106,270     $1,155,379
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of net
investment income                                 45,497        528,181          7,494         83,298         13,192        142,508
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            221,570      2,580,426         97,851      1,091,028        119,462      1,297,887
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                               (276,321)    (3,214,720)       (95,354)    (1,064,399)      (131,185)    (1,413,946)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares                    (54,751)    $ (634,294)         2,497     $   26,629        (11,723)    $ (116,059)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                 Year Ended 9/30/97
                                                     National Series               New York Series             California Series
                                                -----------------------------------------------------------------------------------
Class C                                           Shares         Amount         Shares         Amount         Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                  392,311    $ 4,413,003         63,012    $   685,216        129,424    $ 1,354,321
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of net
investment income                                103,959      1,164,694         15,946        173,151         34,799        365,308
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            496,270      5,577,697         78,958        858,367        164,223      1,719,629
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                               (798,706)    (8,922,141)      (203,552)    (2,199,363)      (402,350)    (4,225,243)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in shares                              (302,436)   $(3,344,444)      (124,594)   $(1,340,996)      (238,127)   $(2,505,614)
-----------------------------------------------------------------------------------------------------------------------------------

The Company has 640,000,000 authorized shares outstanding (par value $.001) allocated as follows: 120,000,000 to the National Series, 100,000,000 to each of the New York and California Series, 80,000,000 to the New Jersey Series and 40,000,000 to each of the Texas, Connecticut, Missouri, Hawaii, Washington and Minnesota Series.

4. Distributions

Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from securities transactions, if any, reduced by capital loss carryforwards will be distributed to shareholders annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. The accumulated net realized gain (loss) for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $3,054,715 for the National Series, $(12,001,134) for the New York Series, $651,841 for the Texas Series, $2,032,407 for the New Jersey Series, $(1,900,145) for the Connecticut Series, $(3,694,925) for the Missouri Series, $(2,054,514) for the Hawaii Series, $(944,504) for the Washington Series, $(40,723) for the Minnesota Series and $(20,631,276) for the California Series. The capital loss carryforwards expire in 2003, 2004, 2005 and 2006.

Dividends declared by class for the multiple class share Series were as follows:

                                                   Dividends
                               -------------------------------------------------
Series                             Class A            Class B            Class C
--------------------------------------------------------------------------------
National                       $15,107,099            $89,712           $897,527
--------------------------------------------------------------------------------
New York                         7,503,134                 --            143,029
--------------------------------------------------------------------------------
California                       6,312,232                 --            295,678
--------------------------------------------------------------------------------

5. Paid In Capital

At March 31, 1998, paid in capital for each Series was as follows:

--------------------------------------------------------------------------------
National                                                            $620,362,174
--------------------------------------------------------------------------------
New York                                                             289,703,612
--------------------------------------------------------------------------------
Texas                                                                 85,012,724
--------------------------------------------------------------------------------
New Jersey                                                           171,513,905
--------------------------------------------------------------------------------
Connecticut                                                          117,192,348
--------------------------------------------------------------------------------
Missouri                                                            $137,627,586
--------------------------------------------------------------------------------
Hawaii                                                                76,980,042
--------------------------------------------------------------------------------
Washington                                                            60,940,288
--------------------------------------------------------------------------------
Minnesota                                                             13,112,059
--------------------------------------------------------------------------------
California                                                           271,631,097
--------------------------------------------------------------------------------

6. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                          Purchases                  Sales
--------------------------------------------------------------------------------
National                                     $961,191,707           $959,010,630
--------------------------------------------------------------------------------
New York                                       79,428,000             90,721,695
--------------------------------------------------------------------------------
Texas                                          67,023,684             72,257,015
--------------------------------------------------------------------------------
New Jersey                                    119,880,725            122,576,753
--------------------------------------------------------------------------------
Connecticut                                    37,038,887             33,242,200
--------------------------------------------------------------------------------
Missouri                                       49,851,806             48,553,594
--------------------------------------------------------------------------------
Hawaii                                         14,915,003             14,235,102
--------------------------------------------------------------------------------
Washington                                     41,403,971             45,851,384
--------------------------------------------------------------------------------
Minnesota                                       5,455,572              3,026,668
--------------------------------------------------------------------------------
California                                    170,591,452            184,941,529
--------------------------------------------------------------------------------

Notes to Financial Statements

Security gains and losses are computed on the identified cost basis. As of March 31, 1998, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                             Net Unrealized        Unrealized        Unrealized
Series                         Appreciation      Appreciation      Depreciation
--------------------------------------------------------------------------------
National                        $26,432,473       $28,737,520       $(2,305,047)
--------------------------------------------------------------------------------
New York                         16,502,881        17,601,833        (1,098,952)
--------------------------------------------------------------------------------
Texas                             4,660,474         5,121,368          (460,894)
--------------------------------------------------------------------------------
New Jersey                        9,700,641        10,272,723          (572,082)
--------------------------------------------------------------------------------
Connecticut                       5,907,693         7,171,018        (1,263,325)
--------------------------------------------------------------------------------
Missouri                          8,888,144         8,986,445           (98,301)
--------------------------------------------------------------------------------
Hawaii                            4,297,125         4,875,311          (578,186)
--------------------------------------------------------------------------------
Washington                        3,702,313         3,762,388           (60,075)
--------------------------------------------------------------------------------
Minnesota                           327,548           441,964          (114,416)
--------------------------------------------------------------------------------
California                       16,632,481        17,340,971          (708,490)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

7. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees payable at March 31, 1998, under a deferred compensation plan, were $503,158.

8. California Series

On July 12, 1996, Lord Abbett California Tax-Free Income Fund be came a Series of the Company. The California Series changed its fiscal year end from August 31 to September 30 to conform to the fiscal year end of the other Series in the Company. Accordingly, the financial statements of the California Series covered a one-month period from September 1, 1996 to September 30, 1996.

  Our Management

  Board of Directors

  Robert S. Dow
  E. Wayne Nordberg
  E. Thayer Bigelow*+
  Stewart S. Dixon*
  John C. Jansing*
  C. Alan MacDonald*+
  Hansel B. Millican, Jr.*
  Thomas J. Neff*+

* Outside Director
+ Audit Committee

  Officers

  Robert S. Dow, Chairman and President

  Zane E. Brown, Executive Vice
  President and Portfolio Manager

  Paul A. Hilstad, Vice President
  and Secretary

  Stephen I. Allen, Vice President

  Daniel E. Carper, Vice President

  Daria L. Foster, Vice President

  Robert G. Morris, Vice President

  Robert J. Noelke, Vice President

  E. Wayne Nordberg, Vice President

  John J. Walsh, Vice President

  Lawrence H. Kaplan, Vice President
  and Assistant Secretary

  Thomas F. Konop, Vice President
  and Assistant Secretary

  A. Edward Oberhaus III, Vice President

  Keith F. O'Connor, Vice President

  Donna McManus, Treasurer

  Joseph Van Dyke, Assistant Treasurer

  Lydia Guzman, Assistant Secretary

  Robert M. Hickey, Assistant Secretary

  Investment Manager and
  Underwriter

  Lord, Abbett & Co. and
  Lord Abbett Distributor LLC

  The General Motors Building
  767 Fifth Avenue
  New York, NY 10153-0203
  212-848-1800

  Custodian

  The Bank of New York
  New York, NY

  Transfer Agent

  United Missouri Bank of
  Kansas City, N.A.

  Shareholder Servicing Agent

  DST Systems, Inc.
  P.O. Box 419100
  Kansas City, MO 64141
  800-821-5129

  Auditors

  Deloitte & Touche LLP
  New York, NY

  Counsel

  Debevoise & Plimpton
  New York, NY

Copyright (C) 1998 by Lord Abbett Tax-Free Income Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Fund's investment objective and policies, sales charges and other matters. Please read the prospectus carefully before you invest. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Lord, Abbett & Co.

      A Tradition of Performance Through

Disciplined

            Investing

[PHOTO OMITTED]

(standing, left to right)
Lisa D'Emic, Portfolio Manager

Richard Smola, Portfolio Manager

Philip Fang, Portfolio Manager

(seated, left to right)
Zane E. Brown, Partner in Charge of
Fixed Income and Portfolio Manager

John R. Mousseau, Director of Municipal
Bond Management and Portfolio Manager

A successful long-term track record is evidence of a successful investment strategy. For decades we, at Lord, Abbett & Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 59 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.


About Your Fund's Board of Directors

The Securities and Exchange Commission (SEC) views the role of the independent Board of Directors as one of the most important components in overseeing a mutual fund. The Board of Directors watches over your Fund's general operations and represents your interests. Board members review and approve every contract between your Fund and Lord, Abbett & Co. (the Fund's investment manager) and Lord Abbett Distributor LLC (the Fund's underwriter). They meet regularly to review a wide variety of information and issues regarding your Fund. Every member of the Board possesses extensive business experience. Lord Abbett Tax-Free Income Fund's shareholders are indeed fortunate to have a group of independent directors with diverse backgrounds to provide a variety of viewpoints in the oversight of their Fund. Below, we feature one of our independent directors, Hansel B. Millican, Jr.

Hansel B. Millican, Jr.
Director--Lord Abbett
Tax-Free Income Fund

[PHOTO OMITTED]

An alumnus of North Carolina State University (Raleigh), Mr. Millican has over 45 years of corporate management experience. He is currently the President and CEO of Rochester Button Company. Mr. Millican has been an independent director for all of Lord Abbett's funds since 1982.

            Investing in the
Lord Abbett
                  Family of Funds

-----------------------------------------------------------------------------------------------------------------------
GROWTH
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 INCOME
-----------------------------------------------------------------------------------------------------------------------
Aggressive   Growth Funds    Growth &           Balanced Fund      Income Funds         Tax-Free        Money Market
Growth Fund                  Income Funds                                               Income Funds    Fund

Developing   Alpha Series    Affiliated Fund    Balanced Series    Bond-Debenture       o National      U.S. Government
Growth Fund                                                        Fund                 o California    Securities
                                                                                        o Connecticut   Money Market
             Global Fund-    Growth &                              Global Fund-         o Florida       Fund** +
             Equity Series   Income Series                         Income Series        o Georgia
                                                                                        o Hawaii
             International   Research Fund-                        Limited Duration     o Michigan
             Series          Large-Cap                             U.S. Government      o Minnesota
                             Series                                Securities Series**  o Missouri
                                                                                        o New Jersey
             Mid-Cap                                               U.S. Government      o New York
             Value Fund                                            Securities Series**  o Pennsylvania
                                                                                        o Texas
             Research Fund-                                        World Bond-          o Washington
             Small-Cap                                             Debenture Series
             Series*

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Tax-Free Income Fund.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 30 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your investment professional to help you customize your investment plan.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129

For Literature: 800-874-3733

For More Information: 800-426-1130

Visit Our Web Site:
http://www.lordabbett.com

* The Lord Abbett Research Fund-Small-Cap Series is closed to new investors. For more information, call Lord Abbett Distributor LLC at 800-426-1130.

** An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ Although the Fund is managed to maintain, and has maintained, its stable net asset value of $1.00 per share price, there can be no assurance that a stable net asset value of $1.00 per share will be maintained.

--------------------------------------------------------------------------------

[LOGO] LORD, ABBETT & CO.
       Investment Management
A Tradition of Performance Through Disciplined Investing

LORD ABBETT DISTRIBUTOR LLC                                          LATFI-3-398
------------------------------------------------------------              (5/98)
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203